UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/11

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large Cap Fund

Toews Hedged Small & Mid Cap Fund

Annual Report

April 30, 2011

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence financial markets are ideal for risk amelioration strategies.  The objective of our strategy is to provide investors access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities and we attempt to replicate the underlying index of the fund being managed.  At every point during a rising market our system maintains an exit point at some percent below the market at which we will exit.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry into the markets adjusts lower as markets move lower.  The longer that declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In simple language, our system attempts to reduce the risk of significant loss.  But there may be a cost to implementing this system which can be realized if the funds under perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

Over the past 12 months ending April 30, 2011, the markets have been generally rising, with the S&P 500 higher by 17%.  Our funds each saw several short term exit and re-entries into the markets during the course of the year. As a result of these short term exit and re-entries, our funds generally under performed their benchmarks.

Our Outlook

The US economy registered 1.9% GDP growth for the 1st quarter of 2011.  Economists are mixed on their 2011 forecasts to between 1.5% and 3.5% annualized GDP growth with most concerned that a continued run up in food and energy prices could severely curtail discretionary consumer spending, dampening growth.

The markets are characterized by improving global corporate earnings with a back drop of high debt levels in the U.S. private sector and ominous balance sheets at US and International banks.  In addition, the fiscal status of local and state governments in the United States, combined with high federal debt levels, is a set up for high volatility.  If the global economy continues to grow, it will reduce pressure on indebted entities and create the possibility for increases in equities markets.  However, there is very little slack in the economy if growth falters.  Should U.S. and global GDP measures turn lower, it could set us up for another episode of major losses across global financial assets.  Our system affords us the ability to stay committed to markets as long as they are rising, and to exit once they turn lower and if markets turn bearish.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

1364-NLD-6/29/2011

Toews Hedged Emerging Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2011*

	Non-Annualized Total Returns as of April 30, 2011
		1 Year	Since Inception*
Toews Hedged Emerging Markets Fund		0.47%	14.20%
S&P 500 Total Return Index		17.22%	27.37%
MSCI Emerging Markets Index		20.67%	33.93%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.37%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of April 30, 2011
			Percent of
			Net Assets
Short-Term Investments			58.8%
Assets in Excess of Other Liabilities			41.2%
			100.0%

Toews Hedged Growth Allocation Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2011*

Non-Annualized Total Returns as of April 30, 2011
Since Inception*
Toews Hedged Growth Allocation Fund	9.17%
S&P 500 Total Return Index	22.92%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.74%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2011
Percent of
Net Assets
Exchange Traded Funds - Debt Funds	23.0%
Short-Term Investments	60.8%
Assets in Excess of Other Liabilities	16.2%
100.0%

Toews Hedged High Yield Bond Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2011*

Non-Annualized Total Returns as of April 30, 2011
Since Inception*
Toews Hedged High Yield Bond Fund	12.61%
BofA Merrill Lynch High Yield Cash Pay Index	17.55%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.70%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2011
Percent of
Net Assets
Mutual Funds - Debt Funds	86.0%
Exchange Traded Funds - Debt Funds	14.0%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%
100.0%

Toews Hedged International Developed Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2011*

	Non-Annualized Total Returns as of April 30, 2011
		Since Inception*
Toews Hedged International Developed Markets Fund		8.67%
The MSCI EAFE Index		36.34%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.82%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of April 30, 2011
		Percent of
		Net Assets
Short-Term Investments		79.1%
Assets in Excess of Other Liabilities		20.9%
		100.0%

Toews Hedged Large Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2011*

	Non-Annualized Total Returns as of April 30, 2011
		Since Inception*
Toews Hedged Large Cap Fund		16.21%
S&P 500 Total Return Index		30.29%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.60%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of April 30, 2011
		Percent of
		Net Assets
Short-Term Investments		84.2%
Assets in Excess of Other Liabilities		15.8%
		100.0%

Toews Hedged Small & Mid Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2011*

Non-Annualized Total Returns as of April 30, 2011
Since Inception*
Toews Hedged Small & Mid Cap Fund	21.26%
S&P Midcap 400 Total Return Index	39.58%
Russell 2000 Total Return Index	37.98%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.70%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2011
Percent of
Net Assets
Short-Term Investments	82.4%
Assets in Excess of Other Liabilities	17.6%
100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments
April 30, 2011

Shares		Market Value

SHORT-TERM INVESTMENTS - 58.8%
22,782,616	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *	$ 22,782,616
(Cost $22,782,616)

TOTAL INVESTMENTS - 58.8%
	(Cost - $22,782,616)(a)	$ 22,782,616
	ASSETS IN EXCESS OF OTHER LIABILITIES - 41.2%	15,976,902
	NET ASSETS - 100.0%	$ 38,759,518

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
656	MSCI Emerging Markets E-Mini maturing June 2011	$ 2,290,385
(Underlying Face Amount at Value $39,651,920)

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2011
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
April 30, 2011

Shares		Market Value

	EXCHANGE TRADED FUNDS - 23.0%
	DEBT FUNDS - 23.0%
176	American Century High-Yield Fund	$ 1,106
1	Fifth Third High Yield Bond Fund	10
1	Forward High Yield Bond Fund	11
45	Hartford High Yield Fund	345
146	Hartford High Yield Fund Class I	1,114
11,400	iShares iBoxx $ High Yield Corporate Bond Fund	1,058,490
51	MFS High Yield Opportunities Fund	335
312,020	PIMCO High Yield Fund	2,970,428
98	Pioneer Global High Yield Fund	1,103
32,850	Pioneer High Yield Fund	355,432
82,021	Principal High Yield Fund - Institutional Class	669,288
59,531	Principal High Yield Fund I - Institutional Class	673,293
119,678	Prudential High Yield Fund Inc	677,376
65,909	RidgeWorth SEIX High Yield Bonnd Fund	670,958
87,891	SEI Institutional Managed Trust - High Yield Bond Fund	669,729
25,800	SPDR Barclays Capital High Yield Bond ETF	1,055,220
1	Touchstone High Yield Fund	9
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,649,205)	8,804,247

	SHORT-TERM INVESTMENTS - 60.8%
23,346,866	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *	23,346,866
	(Cost $23,346,866)

	TOTAL INVESTMENTS - 83.8% (Cost - $31,996,071)(a)	$ 32,151,113
	ASSETS IN EXCESS OF OTHER LIABILITIES - 16.2%	6,230,825
	NET ASSETS - 100.0%	$ 38,381,938

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
131	MSCI EAFE Index maturing June 2011	$ 700,175
11	NASDAQ 100 maturing June 2011	55,275
67	Russell Mini maturing June 2011	154,170
16	S&P 500 maturing June 2011	140,925
59	S&P Midcap 400 E-Mini maturing June 2011	147,280
	TOTAL FUTURES CONTRACTS	$ 1,197,825
	(Underlying Face Amount at Value $31,619,065)

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $31,998,391 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 155,208
Unrealized depreciation:		(2,486)
Net unrealized appreciation:		$ 152,722

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
April 30, 2011

Shares		Market Value

	MUTUAL FUNDS - 86.0%
	DEBT FUNDS - 86.0%
619	American Century High-Yield Fund - Investor Class	$ 3,882
1	Fifth Third High Yield Bond Fund - Institutional Class	10
1	Forward High Yield Bond Fund - Institutional Class	10
511	Hartford High Yield Fund - Institutional Class	3,908
1	Hartford High Yield Fund - Class R5	8
1	MFS High Yield Opportunities Fund - Class R4	7
988,730	PIMCO High Yield Fund - Institutional Class	9,412,705
347	Pioneer Global High Yield Fund - Class Z	3,921
117,683	Pioneer High Yield Fund - Class Z	1,273,331
264,393	Principal High Yield Fund - Institutional Class	2,990,280
364,771	Principal High Yield Fund I - Institutional Class	2,976,535
520,039	Prudential High Yield Fund Inc. - Class Z	2,943,419
292,994	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	2,982,681
390,738	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	2,977,425
1	Touchstone High Yield Fund - Class Y	9
	TOTAL MUTUAL FUNDS (Cost - $25,062,596)	25,568,131

	EXCHANGE TRADED FUNDS - 14.0%
	DEBT FUNDS - 14.0%
20,000	iShares iBoxx $ High Yield Corporate Bond Fund	1,857,000
3,600	Proshares Ultra High Yield Fund I	145,404
52,500	SPDR Barclays Capital High Yield Bond ETF	2,147,250
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,116,412)	4,149,654

	SHORT-TERM INVESTMENTS - 1.5%
442,956	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *	442,956
	(Cost $442,956)

	TOTAL INVESTMENTS - 101.5% (Cost - $29,621,964)(a)	$ 30,160,741
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %	(435,076)
	NET ASSETS - 100.0%	$ 29,725,665

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $29,633,764 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 527,009
Unrealized depreciation:		(32)
Net unrealized appreciation:		$ 526,977

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
April 30, 2011

Shares		Market Value

SHORT-TERM INVESTMENTS - 79.1%
20,825,872	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *	$ 20,825,872
(Cost $20,825,872)

TOTAL INVESTMENTS - 79.1%
	(Cost - $20,825,872)(a)	$ 20,825,872
	ASSETS IN EXCESS OF OTHER LIABILITIES - 20.9%	5,492,373
	NET ASSETS - 100.0%	$ 26,318,245

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
301	MSCI EAFE Index maturing June 2011	$ 1,554,780
(Underlying Face Amount at Value $27,047,860)

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments
April 30, 2011

Shares		Market Value

SHORT-TERM INVESTMENTS - 84.2%
20,214,799	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost $20,214,799)	$ 20,214,799

TOTAL INVESTMENTS - 84.2%
	(Cost - $20,214,799)(a)	$ 20,214,799
	ASSETS IN EXCESS OF OTHER LIABILITIES - 15.8%	3,783,003
	NET ASSETS - 100.0%	$ 23,997,802

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
31	NASDAQ 100 maturing June 2011	$ 185,425
51	S&P 500 maturing June 2011	435,075
	TOTAL FUTURES CONTRACTS	$ 620,500
(Underlying Face Amount at Value $24,778,500)

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
April 30, 2011

Shares		Market Value

SHORT-TERM INVESTMENTS - 82.4%
28,770,512	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost $28,770,512)	$ 28,770,512

TOTAL INVESTMENTS - 82.4%
	(Cost - $28,770,512)(a)	$ 28,770,512
	ASSETS IN EXCESS OF OTHER LIABILITIES - 17.6%	6,138,652
	NET ASSETS - 100.0%	$ 34,909,164

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
177	S&P Midcap 400 E-Mini maturing June 2011	$ 437,270
207	Russell Mini maturing June 2011	455,890
	TOTAL FUTURES CONTRACTS	$ 893,160
(Underlying Face Amount at Value $35,821,680)

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2011

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 22,782,616	$ 31,996,071	$ 29,621,964	$ 20,825,872	$ 20,214,799	$ 28,770,512
Investments, at value	$ 22,782,616	$ 32,151,113	$ 30,160,741	$ 20,825,872	$ 20,214,799	$ 28,770,512
Deposit with broker	13,606,114	4,535,932	-	3,601,280	2,877,386	4,836,702
Variation margin receivable	2,290,385	1,197,825	-	1,554,780	620,500	893,160
Dividends and interest receivable	1,307	30,960	114,154	1,073	1,031	1,499
Receivable for fund shares sold	134,279	807,559	349,644	362,414	309,518	445,450
Prepaid expenses and other assets	10,699	25,867	19,380	19,313	19,303	19,401
Total Assets	38,825,400	38,749,256	30,643,919	26,364,732	24,042,537	34,966,724

LIABILITIES:
Accrued Advisory Fees	9,048	22,892	24,174	20,890	20,689	28,605
Payable for securities purchased	-	308,845	864,449	-	-	-
Payable for fund shares redeemed	25,592	10,557	-	-	-	-
Payable to Affiliates	9,519	6,467	5,356	5,643	3,771	5,503
Accrued expenses and other liabilities	21,723	18,557	24,275	19,954	20,275	23,452
Total Liabilities	65,882	367,318	918,254	46,487	44,735	57,560

Net Assets	$ 38,759,518	$ 38,381,938	$ 29,725,665	$ 26,318,245	$ 23,997,802	$ 34,909,164

NET ASSETS CONSIST OF:
Paid in capital	$ 37,303,261	$ 35,633,988	$ 28,688,424	$ 25,261,757	$ 22,775,968	$ 32,077,289
Undistributed net investment income (loss)	125,628	36,041	-	-	-	-
Accumulated net realized gain (loss) on
investments and futures contracts	(959,756)	1,359,042	498,464	(498,292)	601,334	1,938,715
Net unrealized appreciation on
investments and futures contracts	2,290,385	1,352,867	538,777	1,554,780	620,500	893,160
Net Assets	$ 38,759,518	$ 38,381,938	$ 29,725,665	$ 26,318,245	$ 23,997,802	$ 34,909,164

Shares of beneficial interest outstanding	3,205,716	3,541,322	2,780,173	2,441,336	2,150,465	2,974,395
Net Asset Value, offering price and
redemption price per share	$ 12.09	$ 10.84	$ 10.69	$ 10.78	$ 11.16	$ 11.74

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Period Ended April 30, 2011

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund (a)	Fund (b)	Fund (b)	Fund (b)	Fund (b)

Investment Income:
Interest income	$ 17,869	$ 4,659	$ 1,166	$ 5,043	$ 10,094	$ 13,970
Dividend income	1,027,727	416,379	1,147,084	139,149	-	-
Total Investment Income	1,045,596	421,038	1,148,250	144,192	10,094	13,970

Operating Expenses:
Investment Advisory Fees	768,018	167,584	159,765	118,913	114,716	160,474
Administration fees	63,030	17,420	15,937	12,532	11,114	16,024
Fund Accounting fees	59,549	14,550	15,519	11,664	11,164	15,019
Transfer Agent fees	42,828	7,220	12,119	7,584	7,584	8,619
Registration fees	29,999	22,273	26,876	26,876	26,876	26,876
Non 12b-1 Shareholder Servicing fees	28,250	5,904	1,405	12	12	15
Printing expenses	21,889	2,933	3,126	2,352	2,352	3,126
Professional fees	21,780	17,730	21,717	18,332	18,332	21,717
Compliance officer fees	19,640	4,124	4,460	2,960	3,460	3,960
Custody fees	9,225	6,124	8,490	8,317	8,317	8,490
Trustees' fees	5,390	3,061	4,480	4,480	4,480	4,480
Insurance expenses	1,956	144	367	243	244	314
Miscellaneous expenses	10,499	1,985	1,793	1,791	1,792	1,793
Total Operating Expenses	1,082,053	271,052	276,054	216,056	210,443	270,907
Less: Expenses waived and / or
reimbursed by Adviser	(162,085)	(61,968)	(78,864)	(69,514)	(68,982)	(73,058)
Net Operating Expenses	919,968	209,084	197,190	146,542	141,461	197,849

Net Investment Income (Loss)	125,628	211,954	951,060	(2,350)	(131,367)	(183,879)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	655,883	1,312,752	504,231	110,292	-	-
Futures Contracts	(1,609,049)	35,932	-	(498,720)	1,277,385	2,736,702
Distributions of Capital Gains from
Underlying Investment Companies	-	10,358	36,770	-	-	-
Net change in unrealized appreciation
(depreciation) on:
Investments	(2,514,053)	155,042	538,777	-	-	-
Futures Contracts	2,286,490	1,197,825	-	1,554,780	620,500	893,160
Net Realized and Unrealized
Gain (Loss) on Investments	(1,180,729)	2,711,909	1,079,778	1,166,352	1,897,885	3,629,862

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (1,055,101)	$ 2,923,863	$ 2,030,838	$ 1,164,002	$ 1,766,518	$ 3,445,983

(a)	The Toews Hedged Growth Allocation Fund commenced operations on August 2, 2010.
(b)	The Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation	Toews Hedged High Yield Bond
	Fund		Fund	Fund

	Year Ended	Period Ended	Period Ended	Period Ended
	April 30, 2011	April 30, 2010 (a)	April 30, 2011 (b)	April 30, 2011 (c)
Operations:
Net investment income (loss)	$ 125,628	$ (29,031)	$ 211,954	$ 951,060
Net realized gain (loss) on investments
and futures contracts	(953,166)	4,442,433	1,348,684	504,231
Distributions of capital gains from underlying
investment companies	-	-	10,358	36,770
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	(227,563)	2,517,948	1,352,867	538,777
Net increase (decrease) in net assets
resulting from operations	(1,055,101)	6,931,350	2,923,863	2,030,838

Distributions to Shareholders:
From net realized gains	(4,153,398)	-	-	(13,925)
Net Investment Income	-	(266,762)	(175,913)	(979,672)
Total Dividends and Distributions
to Shareholders	(4,153,398)	(266,762)	(175,913)	(993,597)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	18,423,440	65,443,695	37,234,022	30,438,545
Reinvestment of dividends and distributions	3,765,703	219,962	174,870	939,098
Cost of shares redeemed	(47,498,599)	(3,050,772)	(1,774,904)	(2,689,219)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(25,309,456)	62,612,885	35,633,988	28,688,424

Total Increase (Decrease) in Net Assets	(30,517,955)	69,277,473	38,381,938	29,725,665

Net Assets:
Beginning of period	69,277,473	-	-	-
End of period*	$ 38,759,518	$ 69,277,473	$ 38,381,938	$ 29,725,665
* Includes undistributed net investment
income (loss) at end of period	$ 125,628	$ -	$ 36,041	$ -

	1,524,541	5,612,929	3,694,260	2,947,459
	307,404	16,868	16,782	89,577
	(4,015,897)	(240,129)	(169,720)	(256,863)

beneficial interest outstanding	(2,183,952)	5,389,668	3,541,322	2,780,173

(a)	The Toews Hedged Emerging Markets Fund commenced operations on May 15, 2009.
(b)	The Toews Hedged Growth Allocation Fund commenced operations on August 2, 2010.
(c)	The Toews Hedged High Yield Bond Fund commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International	Toews Hedged Large Cap	Toews Hedged Small & Mid Cap
	Developed Markets Fund	Fund	Fund

	Period Ended	Period Ended	Period Ended
	April 30, 2011 (a)	April 30, 2011 (a)	April 30, 2011 (a)
Operations:
Net investment income (loss)	$ (2,350)	$ (131,367)	$ (183,879)
Net realized gain (loss) on investments
and futures contracts	(388,428)	1,277,385	2,736,702
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	1,554,780	620,500	893,160
Net increase (decrease) in net assets
resulting from operations	1,164,002	1,766,518	3,445,983

Distributions to Shareholders:
From net realized gains	(32,716)	(544,684)	(614,108)
Net Investment Income	(74,798)	-	-
Total Dividends and Distributions
to Shareholders	(107,514)	(544,684)	(614,108)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	26,923,537	24,339,910	33,740,621
Reinvestment of dividends and distributions	102,926	543,076	596,376
Cost of shares redeemed	(1,764,706)	(2,107,018)	(2,259,708)
Net increase (decrease) in net assets from
share transactions of beneficial interest	25,261,757	22,775,968	32,077,289

Total Increase (Decrease) in Net Assets	26,318,245	23,997,802	34,909,164

Net Assets:
Beginning of period	-	-	-
End of period*	$ 26,318,245	$ 23,997,802	$ 34,909,164
* Includes undistributed net investment
income (loss) at end of period	$ -	$ -	$ -

Share Activity:
Shares Sold	2,601,290	2,301,865	3,130,857
Shares Reinvested	9,878	50,238	52,683
Shares Redeemed	(169,832)	(201,638)	(209,145)
Net increase (decrease) in shares of
beneficial interest outstanding	2,441,336	2,150,465	2,974,395

(a)	The Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund
commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	ended
	April 30, 2011	April 30, 2010*

Net asset value, beginning of period	$ 12.85	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	0.02	(0.01)
Net realized and unrealized gain on investments	0.05	2.92
Total from investment operations	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-	(0.06)
From net realized gains on investments	(0.83)	-
Total distributions	(0.83)	(0.06)

Net asset value, end of period	$ 12.09	$ 12.85

Total return (b)	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	1.76%	1.78%	(d)
Net investment loss, net of reimbursement (c) (e)	0.20%	(0.07)%
Net investment loss, before reimbursement (c) (e)	(0.06)%	(0.35)%
Portfolio turnover rate	419%	206%

* The Fund commenced operations on May 15, 2009.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
April 30, 2011*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.10
Net realized and unrealized gain on investments	0.81
Total from investment operations	0.91

LESS DISTRIBUTIONS:
From net investment income	(0.07)
From net realized gains on investments	-
Total distributions	(0.07)

Net asset value, end of period	$ 10.84

Total return (b) (f)	9.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.62%
Net investment loss, net of reimbursement (c) (e)	1.32%
Net investment loss, before reimbursement (c) (e)	0.95%
Portfolio turnover rate (f)	246%

* The Fund commenced operations on August 2, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
April 30, 2011*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.56
Net realized and unrealized gain on investments	0.68
Total from investment operations	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.54)
From net realized gains on investments	(0.01)
Total distributions	(0.55)

Net asset value, end of period	$ 10.69

Total return (b) (f)	12.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.75%
Net investment income, net of reimbursement (c) (e)	6.02%
Net investment income, before reimbursement (c) (e)	5.52%
Portfolio turnover rate (f)	178%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

	For the Period
	ended
	April 30, 2011*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	0.00	**
Net realized and unrealized gain on investments	0.87
Total from investment operations	0.87

LESS DISTRIBUTIONS:
From net investment income	(0.06)
From net realized gains on investments	(0.03)
Total distributions	(0.09)

Net asset value, end of period	$ 10.78

Total return (b) (f)	8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.84%
Net investment loss, net of reimbursement (c) (e)	(0.02)%
Net investment loss, before reimbursement (c) (e)	(0.61)%
Portfolio turnover rate (f)	529%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

** Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
April 30, 2011*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.11)
Net realized and unrealized gain on investments	1.72
Total from investment operations	1.61

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	(0.45)
Total distributions	(0.45)

Net asset value, end of period	$ 11.16

Total return (b) (f)	16.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.85%
Net investment loss, net of reimbursement (c) (e)	(1.15)%
Net investment loss, before reimbursement (c) (e)	(1.76)%
Portfolio turnover rate (f)	0%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
April 30, 2011*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.11)
Net realized and unrealized gain on investments	2.22
Total from investment operations	2.11

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	(0.37)
Total distributions	(0.37)

Net asset value, end of period	$ 11.74

Total return (b) (f)	21.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.71%
Net investment loss, net of reimbursement (c) (e)	(1.16)%
Net investment loss, before reimbursement (c) (e)	(1.62)%
Portfolio turnover rate (f)	0%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements

April 30, 2011

NOTE 1. ORGANIZATION

The Toews Funds (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Funds are the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large Cap Fund (the “Large Cap Fund”) and Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large Cap Fund

Growth

Small & Mid Cap Fund

Growth

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Funds’ assets and liabilities measured at fair value:

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 22,782,616	-	-	$ 22,782,616
Futures Contracts	2,290,385	-	-	2,290,385
Total	$ 25,073,001	-	-	$ 25,073,001

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 8,804,247	-	-	$ 8,804,247
Short-Term Investments	23,346,866	-	-	23,346,866
Futures Contracts	1,197,825	-	-	1,197,825
Total	$ 33,348,938	-	-	$ 33,348,938

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 25,568,131	-	-	$ 25,568,131
Exchange Traded Funds*	4,004,250	145,404	-	4,149,654
Short-Term Investments	442,956	-	-	442,956
Total	$ 30,015,337	$ 145,404	-	$ 30,160,741

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 20,825,872	-	-	$ 20,825,872
Futures Contracts	1,554,780	-	-	1,554,780
Total	$ 22,380,652	-	-	$ 22,380,652

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

Large Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 20,214,799	-	-	$ 20,214,799
Futures Contracts	620,500	-	-	620,500
Total	$ 20,835,299	-	-	$ 20,835,299

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 28,770,512	-	-	$ 28,770,512
Futures Contracts	893,160	-	-	893,160
Total	$ 29,663,672	-	-	$ 29,663,672

*Please refer to the Schedule of Investments for Industry classifications.

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented.

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net as currently required.   Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Security Transactions and Investment Income- Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities

Expenses- Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2009-2010) for Emerging Markets Fund, or expected to be taken in the Funds 2011 tax returns.  The Funds identify its major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any,

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds- The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

As of April 30, 2011, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized	Statements of Operations Realized Gain (Loss)
Emerging Markets Fund	$2,290,385	$2,286,490	$(1,609,049)
Growth Allocation Fund	1,197,825	1,197,825	35,932
International Developed Markets Fund	1,554,780	1,554,780	(498,720)
Large Cap Fund	620,500	620,500	1,277,385
Small & Mid Cap Fund	893,160	893,160	2,736,702

Such figures can be found on the Statement of Assets & Liabilities and Statements of Operations.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Funds and calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2011, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds do not exceed 1.25% of average daily net assets.  For the period ended April 30, 2011, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

    $162,085

Growth Allocation Fund

        61,968

High Yield Bond Fund

        78,864

International Developed Markets Fund

        69,514

Large Cap Fund

        68,982

Small & Mid Cap Fund

        73,058

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

April 2013

April 2014

Emerging Markets Fund

 $114,933

$162,085

Growth Allocation Fund

-

    61,968

High Yield Bond Fund

                -

    78,864

International Developed Markets Fund

-                   69,514

Large Cap Fund

                -

    68,982

Small & Mid Cap Fund

                -

    73,058

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements with GFS are as follows:

Administration - The Funds pay GFS a basis point fee in decreasing amounts as Funds assets reach certain breakpoints.  The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $120,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $250 million in net assets

  8 basis points or 0.08% per annum on the next $250 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $500 million

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Funds pay GFS a base annual fee of $132,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  1 basis point or 0.01% on net assets over $100 million

  Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly per fund as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $60,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Funds for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended April 30, 2011, is summarized below.

Emerging Markets Fund

  $19,640

Growth Allocation Fund

      4,124

High Yield Bond Fund

      4,460

International Developed Markets Fund

      2,960

Large Cap Fund

      3,460

Small & Mid Cap Fund

      3,960

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom’s collection for EDGAR and printing services performed, for the period ended April 30, 2011, is summarized below.

Emerging Markets Fund

 $ 18,416

Growth Allocation Fund

      3,387

High Yield Bond Fund

      2,623

International Developed Markets Fund

      1,845

Large Cap Fund

      1,733

Small & Mid Cap Fund

      2,534

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended April 30, 2011, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees – The Funds pay each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $12,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Trust pays the chairperson of the Audit committee an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the period ended April 30, 2011, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$173,607,172

$240,970,507

Growth Allocation Fund

    41,527,704

     34,191,250

High Yield Bond Fund

    59,127,322

     30,452,545

International Developed Markets Fund

    28,564,881

     28,675,173

Large Cap Fund

                     -

                     -

Small & Mid Cap Fund

                     -

                     -

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

The tax character of distributions for the Emerging Markets Fund for the period ended April 30, 2010 was $266,762 of ordinary income.

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to non-deductible expenses, net operating losses and reclass of ordinary income distributions, resulted in reclassification for the tax year ended April 30, 2011 for the funds as follows:

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2011

NOTE 6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently seeks to achieve their investment objectives by investing a portion of assets in Invesco AIM Funds – Liquid Assets Portfolio (the “Portfolio”), a registered open-end fund incorporated in the USA. The Funds may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.  As of April 30, 2011, the percentage of the Funds’ net assets invested in the Portfolio was as follows:

Fund	Percentage of Net Assets Invested in the Portfolio
Emerging Markets Fund	58.8%
Growth Allocation Fund	60.8%
High Yield Bond Fund	1.5%
International Developed Markets Fund	79.1%
Large Cap Fund	84.2%
Small & Mid Cap Fund	82.4%

NOTE 7.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and Shareholders of:

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large-Cap Fund

Toews Hedged Small & Mid Cap Fund

We have audited the accompanying statements of assets and liabilities of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund, each a series of Northern Lights Fund Trust (the “Trust”), including the portfolios of investments, as of April 30, 2011, with respect to the Toews Hedged Emerging Markets Fund, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period May 15, 2009 (commencement of operations) through April 30, 2010, with respect to Toews Hedged Growth Allocation Fund the related statement of operations, the statement of changes in net assets and the financial highlights for the period August 2, 2010 (commencement of operations) to April 30, 2011, with respect to the Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund, the related statements of operations, the statements of changes in net assets and the financial highlights for the period June 4, 2010 (commencement of operations) to April 30, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund as of April 30, 2011, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2011

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on November 1, 2010 and held until April 30, 2011.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period*	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged Emerging Markets Fund	$1,000.00	$1,003.10	$ 7.45	$1,000.00	$1,017.36	$ 7.50	1.50%
Hedged Growth Allocation Fund	$1,000.00	$1,074.50	$ 6.43	$1,000.00	$1,018.60	$ 6.26	1.25%
Hedged High Yield Bond Fund	$1,000.00	$1,041.30	$ 6.33	$1,000.00	$1,018.60	$ 6.26	1.25%
Hedged International Developed Markets Fund	$1,000.00	$1,013.70	$ 6.24	$1,000.00	$1,018.60	$ 6.26	1.25%
Hedged Large Cap Fund	$1,000.00	$1,096.40	$ 6.50	$1,000.00	$1,018.60	$ 6.26	1.25%
Hedged Small & Mid Cap Fund	$1,000.00	$1,159.20	$ 6.69	$1,000.00	$1,018.60	$ 6.26	1.25%

*Expenses Paid During  are equal to the Funds’ annualized expense ratios of 1.50% & 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ending April 30, 2011).

Toews Funds

Supplemental Information

April 30, 2011 (Unaudited)

Approval of Advisory Agreement – Toews Hedged Emerging Markets Fund

In connection with a regular meeting held on September 25, 2008, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between the Toews Corporation (“TC” of the “Adviser”) and the Trust, on behalf of Toews Hedged Emerging Markets Fund (the “Toews Emerging” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts or investment model, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trustees then discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed advisory arrangements are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders, and unanimously approved the proposed Advisory Agreement.

Approval of Advisory Agreement – Toews Funds

In connection with a regular meeting held on December 14, 2009, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between TC and the Trust, on behalf of Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund (collectively referred to as the “Toews Funds” or the “Funds”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Funds investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board then reviewed the financial statements of TC and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  With respect to the presentation that was given by the Adviser regarding the Toews Funds, the Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider the investment performance of the Funds.  However, the Board, including the Independent Trustees, considered TC’s past performance managing a Fund in the Trust and composite performance.  The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that TC would charge a 1.00% annual advisory fee based on the average net assets of each Fund.  The Trustees concluded that the Funds’ advisory fees, as well as their overall expense ratio, was acceptable in light of the quality of the services the Funds expect to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of the Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Board discussed profitability with the Adviser, and he indicated the Adviser indicated that the firm would incur significant additional costs to manage the additional funds, so the estimated expenses would be higher than indicated in the board materials. The Trustees noted that the balance sheet did not indicate the firm is overly profitable. The Trustees concluded that because of the Funds’ expense limitation agreement and expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Funds.

Approval of Advisory Agreement – Toews Hedged Growth Allocation Fund

In connection with a regular meeting held on May 19, 2010, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between TC and the Trust, on behalf of Toews Hedged Growth Allocation Fund (“Toews Growth” or the “Fund’). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser’s composite of separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing other mutual funds in the Trust. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board reviewed comparative fee information and concluded that the Fund’s advisory fee as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion it was the consensus of the Board that based on the anticipated size of the Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of Toews Growth, and unanimously approved the Advisory Agreement.

Toews Funds

Supplemental Information (Continued)

April 30, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
	Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
	L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
	Anthony J. Hertl (61) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
	Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
	Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
	Interested Trustees and Officers
	Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86
Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

	N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

	N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

	N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

	N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

	N/A

Richard Gleason (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

	N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

	N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-562-1207.

Toews Funds

Supplemental Information (Continued)

April 30, 2011 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 6 to the financial statements of the Toews Funds, the following pages will include the financial statements of the aforementioned underlying fund, the Invesco AIM Funds – Liquid Assets Portfolio (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated August 31, 2010.   The full report of the Invesco AIM Funds, along with the report of the independent registered public accounting firm is included in the Invesco AIM Funds’ N-CSR filing dated November 8, 2010, available at ‘www.sec.gov’.  Only data presented for the Invesco AIM Funds – Liquid Assets Portfolio is pertinent to the overall review of the financial statements of the Toews Funds.  Following the pages extracted from the August 31, 2010 report, the reader will find an unaudited portfolio of holdings for the Invesco AIM Funds – Liquid Assets Portfolio as of April 30, 2011.

Invesco

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio

Annual Report to Shareholders ▪ August 31, 2010

2 Letters to Shareholders
4 Fund Data
4 Fund Objectives and Strategies
5 Fund Composition by Maturity
6 Schedules of Investments
47 Financial Statements
52 Notes to Financial Statements
65 Financial Highlights
66 Auditor's Report
67 Fund Expenses
68 Approval of Investment Advisory and Sub-Advisory Agreements
72 Tax Information
T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Karen Dunn Kelley

Dear Shareholders:

I am pleased to provide you with this annual report on the performance of the Reserve Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.

Market conditions affecting money market funds

Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we'd like.

The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.[1] While GDP remained positive in the first half of 2010, the rate of expansion slowed.

While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.[2] Even those who remained employed worried about their job security and the potential for pay cuts.[3]

Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).[4]

Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed's accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.[5] On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.[5] Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.

In its August 10 monetary policy statement, the Fed acknowledged that "the pace of economic recovery is likely to be more modest in the near term than had been anticipated." In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate "exceptionally low ... for an extended period."[6]

Strength and experience

Invesco Fixed Income's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world's largest and most diversified global investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

1 Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 *The Washington Post*; 5 Barclays Capital; 6 U.S. Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2 Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it's comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you've made the right choice.

To that end, I'm pleased to share the news that Invesco has completed its acquisition of Morgan Stanley's retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.

We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.

It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.

As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

3 Short-Term Investments Trust

Fund data

Reserve Class data as of 8/31/10				
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Fiscal Year	At Fiscal Year End	At Fiscal Year End	
Liquid Assets	22 - 56 days	37 days	57 days	$108.9 million
STIC Prime	7 - 26 days	14 days	14 days	8.0 million
Treasury	27 - 57 days	54 days	54 days	51.7 million
Government & Agency	33 - 52 days	42 days	75 days	183.8 million
Government TaxAdvantage	22 - 53 days	48 days	92 days	843.5 thousand
Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	14.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers' acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers' acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4 Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/10

	Liquid Assets Portfolio[1,2,4,5,7]	Treasury Portfolio[4]	Government & Agency Portfolio[3,4]	Government TaxAdvantage Portfolio[3,4]	Tax-Free Cash Reserve Portfolio[4,6]
1-7	48.1%	42.0%	54.2%	20.5%	83.9%
8-30	13.1	1.4	4.5	22.4	1.2
31-90	23.9	34.4	22.7	47.7	3.8
91-180	12.7	21.8	14.8	9.4	3.3
181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10

STIC Prime Portfolio[4,5,7]	
1-7	48.2%
8-14	17.6
15-21	8.0
22-28	0.0
29-35	17.9
36-42	3.5
43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1 The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2 The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3 Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4 The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5 The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6 The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7 The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.

5 Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–32.77%				
Australia and New Zealand Banking Group, Ltd.[(a)]	0.30%	02/04/11	$ 100,000	$ 100,000,000
Bank of Nova Scotia[(a)]	0.30%	12/06/10	200,000	200,000,000
Bank of Nova Scotia[(a)]	0.37%	12/06/10	150,000	150,000,000
Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000
Barclays Bank PLC[(a)]	0.52%	07/19/11	150,000	150,000,000
BNP Paribas[(a)]	0.54%	12/07/10	200,000	200,000,000
BNP Paribas[(a)]	0.56%	04/13/11	100,000	100,000,000
BNP Paribas	0.58%	05/19/11	150,000	150,000,000
BNP Paribas (United Kingdom)[(b)]	0.60%	10/12/10	150,000	149,897,657
Caisse de Depots et Consignation (United Kingdom)[(b)]	0.41%	12/06/10	200,000	199,778,978
Caisse de Depots et Consignation (United Kingdom)[(b)]	0.42%	10/25/10	200,000	199,874,132
Caisse de Depots et Consignation (United Kingdom)[(b)]	0.52%	01/28/11	100,000	99,785,348
Caisse de Depots et Consignation (United Kingdom)[(b)]	0.58%	12/09/10	250,000	249,598,810
Caisse de Depots et Consignation (United Kingdom)[(b)]	0.38%	11/12/10	175,000	174,865,384
Credit Agricole Corporate & Investment Bank[(a)]	0.34%	09/03/10	250,000	250,000,000
Credit Agricole Corporate & Investment Bank[(a)]	0.36%	10/26/10	100,000	100,000,000
Credit Agricole Corporate & Investment Bank[(a)]	0.58%	10/13/10	140,000	140,000,000
Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000
Credit Suisse	0.50%	09/08/10	100,000	100,002,718
Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000
Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000
National Australia Bank Ltd. (United Kingdom)[(b)]	0.50%	09/07/10	125,000	125,000,000
Rabobank Nederland[(a)]	0.29%	01/07/11	100,000	100,000,000
Rabobank Nederland[(a)]	0.44%	08/08/11	150,000	150,000,000
Rabobank Nederland (United Kingdom)[(b)]	0.53%	12/16/10	150,000	149,766,443
Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760
Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000
Royal Bank of Canada[(a)]	0.30%	11/04/10	155,000	155,000,000
Royal Bank of Canada[(a)]	0.37%	08/05/11	200,000	200,000,000
Royal Bank of Canada[(a)]	0.41%	08/12/11	100,000	100,000,000
Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000
Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000
Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000
Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000
Societe Generale	0.30%	10/05/10	175,000	175,000,000
Societe Generale	0.30%	10/12/10	150,000	150,000,000
Toronto-Dominion Bank (United Kingdom)[(b)]	0.28%	10/29/10	100,000	100,000,000
Toronto-Dominion Bank[(a)]	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–(continued)				
Toronto-Dominion Bank	0.53%	01/07/11	$ 150,000	$ 150,000,000
Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000
Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000
Westpac Banking Corp.[a]	0.28%	10/14/10	250,000	250,000,000
Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230
Commercial Paper–30.38%[c]				
Asset-Backed Securities–Commercial Loans/Leases–1.45%				
Atlantis One Funding Corp.[b][d]	0.40%	02/10/11	150,000	149,730,000
Atlantis One Funding Corp.[b][d]	0.57%	12/29/10	100,000	99,811,583
Atlantis One Funding Corp.[b][d]	0.58%	11/12/10	97,000	96,887,480
				346,429,063
Asset-Backed Securities–Consumer Receivables–1.65%				
Amsterdam Funding Corp.[d]	0.42%	09/01/10	120,000	120,000,000
Sheffield Receivables Corp.[d]	0.26%	10/20/10	50,000	49,982,305
Sheffield Receivables Corp.[d]	0.31%	11/04/10	85,000	84,953,156
Thames Asset Global Securitization No. 1, Inc.[b][d]	0.30%	10/06/10	138,052	138,011,735
				392,947,196
Asset-Backed Securities–Fully Backed–0.32%				
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)[d]	0.29%	11/01/10	75,118	75,081,088
Asset-Backed Securities–Fully Supported Bank–4.35%				
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP's–Liberty Hampshire Co., LLC; agent)[b][d]	0.50%	10/05/10	100,000	99,952,778
Crown Point Capital Co., LLC				
Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent)[b][d]	0.50%	09/10/10	100,000	99,987,500
Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent)[b][d]	0.50%	09/21/10	65,000	64,981,945
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))[b][d]	0.27%	09/02/10	175,378	175,376,685
Grampian Funding Ltd./LLC				
(CEP–Lloyds TSB Bank PLC)[b][d]	0.30%	10/08/10	69,000	68,978,725
(CEP–Lloyds TSB Bank PLC)[b][d]	0.44%	09/14/10	100,000	99,984,111
(CEP–Lloyds TSB Bank PLC)[b][d]	0.46%	09/03/10	100,000	99,997,444
(CEP–Lloyds TSB Bank PLC)[b][d]	0.46%	09/07/10	186,000	185,985,740
LMA Americas LLC				
(CEP–Credit Agricole S.A.)[b][d]	0.30%	10/29/10	70,200	70,166,070
(CEP–Credit Agricole S.A.)[b][d]	0.32%	10/20/10	70,000	69,969,511
				1,035,380,509
Asset-Backed Securities–Multi-Purpose–3.05%				
Atlantic Asset Securitization LLC[d]	0.26%	09/20/10	85,000	84,988,336
Falcon Asset Securitization Corp.[d]	0.26%	11/22/10	101,082	101,022,137
Gemini Securitization Corp., LLC[d]	0.31%	11/09/10	138,000	137,918,005
Mont Blanc Capital Corp.[b][d]	0.26%	09/20/10	75,000	74,989,708
Mont Blanc Capital Corp.[b][d]	0.27%	09/17/10	75,000	74,991,000
Nieuw Amsterdam Receivables Corp.[b][d]	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nieuw Amsterdam Receivables Corp.[(b)(d)]	0.38%	11/03/10	$ 60,000	$ 59,960,100
Regency Markets No. 1, LLC[(b)(d)]	0.26%	09/13/10	142,933	142,920,613
				726,769,274
Asset-Backed Securities–Securities–2.53%				
Aspen Funding Corp.[(d)]	0.25%	09/27/10	75,000	74,986,458
Newport Funding Corp.[(d)]	0.43%	10/21/10	150,000	149,910,417
Solitaire Funding Ltd./LLC[(b)(d)]	0.28%	09/07/10	115,000	114,994,633
Solitaire Funding Ltd./LLC[(b)(d)]	0.28%	09/08/10	100,000	99,994,556
Solitaire Funding Ltd./LLC[(b)(d)]	0.30%	09/02/10	163,500	163,498,637
				603,384,701
Consumer Finance–0.19%				
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116
Diversified Banks–6.33%				
Banco Bilbao Vizcaya Argentaria, S.A.[(b)(d)]	0.27%	09/02/10	130,000	129,999,025
Banco Bilbao Vizcaya Argentaria, S.A.[(b)(d)]	0.28%	09/01/10	100,000	100,000,000
Barclays US Funding LLC[(b)]	0.53%	01/24/11	200,000	199,573,055
BNZ International Funding Ltd.[(b)(d)]	0.49%	02/09/11	100,000	99,780,861
National Australia Funding Delaware Inc.[(b)(d)]	0.38%	10/01/10	200,000	199,936,667
Rabobank USA Financial Corp.[(b)]	0.38%	10/08/10	114,000	113,955,477
Royal Bank of Canada Sr. Unsec.,[(a)(b)(d)]	0.53%	09/01/11	200,000	200,000,000
Societe Generale North America, Inc.[(b)]	0.30%	09/08/10	165,000	164,990,375
Societe Generale North America, Inc.[(b)]	0.32%	10/04/10	300,000	299,913,375
				1,508,148,835
Internet Software & Services–0.71%				
Google Inc.[(d)]	0.20%	09/21/10	75,000	74,991,666
Google Inc.[(d)]	0.23%	10/21/10	95,000	94,969,653
				169,961,319
Life & Health Insurance–1.94%				
Metlife Short Term Funding LLC[(d)]	0.25%	09/29/10	100,000	99,980,555
Metlife Short Term Funding LLC[(d)]	0.25%	09/30/10	150,000	149,969,792
Metlife Short Term Funding LLC[(d)]	0.26%	09/20/10	68,170	68,160,645
Metlife Short Term Funding LLC[(d)]	0.28%	09/15/10	143,260	143,244,401
				461,355,393
Municipal Commercial Paper–0.17%				
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000
Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000
				39,348,000
Regional Banks–6.85%				
ANZ National (Int'l) Ltd.[(b)(d)]	0.41%	10/12/10	100,000	99,953,306
ASB Finance Ltd.[(a)(b)(d)]	0.42%	12/08/10	25,000	25,002,130
ASB Finance Ltd.[(a)(b)(d)]	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)				
ASB Finance Ltd.[(b)(d)]	0.45%	02/11/11	$ 100,000	$ 99,796,250
ASB Finance Ltd.[(b)(d)]	0.49%	09/14/10	50,000	49,991,153
Commonwealth Bank of Australia[(b)(d)]	0.29%	11/09/10	150,000	149,916,625
Commonwealth Bank of Australia[(b)(d)]	0.39%	10/01/10	135,000	134,956,125
Commonwealth Bank of Australia[(b)(d)]	0.48%	09/03/10	100,000	99,997,361
Commonwealth Bank of Australia[(b)(d)]	0.50%	09/07/10	200,000	199,983,500
Commonwealth Bank of Australia[(b)(d)]	0.52%	10/05/10	100,000	99,951,361
Svenska Handelsbanken, Inc.[(b)]	0.39%	10/14/10	150,000	149,930,125
Svenska Handelsbanken, Inc.[(b)]	0.43%	11/15/10	50,000	49,955,208
Westpac Banking Corp.[(a)(b)(d)]	0.33%	11/08/10	80,000	80,001,338
Westpac Banking Corp.[(b)(d)]	0.37%	10/01/10	192,000	191,940,800
				1,631,416,325
Specialized Finance–0.84%				
Kreditanstalt fuer Wiederaufbau[(b)(d)]	0.50%	01/07/11	200,000	199,644,445
Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264
Variable Rate Demand Notes–19.03%[(e)]				
Credit Enhanced–18.44%				
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	06/01/29	3,895	3,895,000
Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000
Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)[(f)]	0.30%	07/01/38	6,310	6,310,000
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)[(b)(f)]	0.23%	05/15/37	15,000	15,000,000
Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)[(f)]	0.27%	12/15/18	8,900	8,900,000
Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)[(b)(f)]	0.24%	07/01/34	21,930	21,930,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	12/01/22	8,055	8,055,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	10/01/33	3,605	3,605,000
Aurora (City of), Colorado (Children's Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.28%	12/01/33	19,715	19,715,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.29%	12/01/14	3,400	3,400,000
Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)[(f)]	0.26%	07/01/32	8,285	8,285,000
Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)[(b)(f)]	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$ 2,850	$ 2,850,000
Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008-A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000
Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000
Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000
Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000
Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000
Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000
Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000
Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000
Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000
Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000
Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000
Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000
Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000
Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000
Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000
Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000
Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000
Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$ 3,545	$ 3,545,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000
Colorado (State of) Educational & Cultural Facilities Authority (King's Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000
Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000
Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000
Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000
Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000
Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000
Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000
Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000
Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000
Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000
Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)[(f)]	0.33%	03/01/28	$ 860	$ 860,000
District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)[(f)]	0.31%	03/01/30	15,240	15,240,000
District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)[(f)]	0.31%	10/01/29	18,630	18,630,000
District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	04/01/36	14,260	14,260,000
District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)[(f)]	0.26%	03/01/38	6,730	6,730,000
District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)[(d)(f)]	0.29%	07/01/31	13,395	13,395,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)[(f)]	0.26%	04/01/38	8,500	8,500,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)[(d)(f)]	0.31%	01/01/29	16,617	16,617,000
Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.32%	06/01/27	78,553	78,553,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)[(d)(f)]	0.27%	07/01/24	13,830	13,830,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	11/01/24	10,000	10,000,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000
Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)[(f)]	0.29%	11/01/23	4,400	4,400,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)[(f)]	0.26%	06/01/37	9,375	9,375,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.27%	02/01/35	2,595	2,595,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000
Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)[(f)]	0.29%	07/01/33	14,315	14,315,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)[(f)]	0.28%	12/01/21	19,200	19,200,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)[(f)]	0.34%	09/01/41	2,810	2,810,000
Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	04/01/28	3,435	3,435,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)[(b)(f)]	0.29%	03/01/21	30,000	30,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)[(b)(f)]	0.29%	01/01/18	1,070	1,070,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)[(f)]	0.25%	06/01/19	12,035	12,035,000
Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hamilton (County of), Ohio (Cincinnati Children's Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.30%	05/15/37	$ 10,000	$ 10,000,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)[f]	0.26%	06/01/27	11,000	11,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)[f]	0.24%	11/01/25	16,175	16,175,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	06/01/24	25,000	25,000,000
Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)[f]	0.29%	06/01/14	3,490	3,490,000
Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)[f]	0.26%	01/01/38	3,785	3,785,000
Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)[f]	0.26%	11/15/12	12,145	12,145,000
Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)[b][f]	0.29%	11/15/35	8,000	8,000,000
Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)[f]	0.29%	11/15/31	42,935	42,935,000
Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)[b][f]	0.26%	11/15/37	19,015	19,015,000
Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000
Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	10/01/14	4,980	4,980,000
Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)[e][f]	0.36%	10/01/17	2,600	2,600,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)[b][f]	0.32%	09/01/24	1,400	1,400,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)[e][f]	0.31%	07/01/41	13,000	13,000,000
Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)[f]	0.32%	08/01/15	10,600	10,600,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)[b][f]	0.30%	06/01/29	5,800	5,800,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, VRD RB (LOC–Bank of America, N.A.)[f]	0.28%	11/01/32	11,900	11,900,000
Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.26%	11/01/34	16,400	16,400,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.30%	06/01/29	3,300	3,300,000
Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)[f]	0.31%	10/01/32	6,785	6,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.28%	02/01/40	9,900	9,900,000
Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.28%	02/01/34	14,500	14,500,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.30%	08/01/28	1,600	1,600,000
Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.28%	02/15/35	7,675	7,675,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.27%	01/01/16	$ 8,465	$ 8,465,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.26%	04/01/39	7,600	7,600,000
Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.26%	04/01/39	17,600	17,600,000
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)[f]	0.45%	10/01/40	2,000	2,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)[f]	0.23%	02/15/33	10,950	10,950,000
Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)[f]	0.30%	08/15/33	8,765	8,765,000
Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)[f]	0.30%	11/01/19	5,700	5,700,000
Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)[f]	0.31%	11/01/27	5,905	5,905,000
Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)[f]	0.29%	11/01/32	5,725	5,725,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)[f]	0.29%	08/01/21	14,225	14,225,000
Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)[f]	0.26%	07/01/39	30,000	30,000,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)[f]	0.29%	12/01/32	9,380	9,380,000
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)[f]	0.26%	11/01/39	32,990	32,990,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.29%	11/01/41	29,300	29,300,000
Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)[f]	0.26%	11/01/37	18,560	18,560,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)[f]	0.30%	11/01/37	5,825	5,825,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)[f]	0.31%	07/01/28	7,200	7,200,000
Series 2000 B, VRD RB (LOC–Bank of America, N.A.)[f]	0.31%	07/01/28	15,075	15,075,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)[f]	0.31%	02/01/33	5,905	5,905,000
Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)[f]	0.25%	11/01/32	3,000	3,000,000
Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)[b][f]	0.27%	12/01/38	5,500	5,500,000
Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)[f]	0.29%	12/01/23	19,000	19,000,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000
Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)[f]	0.29%	11/01/31	12,320	12,320,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)[f]	0.34%	12/01/34	2,000	2,000,000
Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.30%	12/01/32	$ 6,500	$ 6,500,000
Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.28%	05/01/33	7,500	7,500,000
Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	07/01/36	7,625	7,625,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)[f]	0.25%	06/01/31	28,875	28,875,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	12/01/39	11,100	11,100,000
Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)[f]	0.30%	04/01/33	4,000	4,000,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)[f]	0.29%	08/02/38	1,940	1,940,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	03/01/38	9,895	9,895,000
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)[b][f]	0.23%	11/15/40	27,955	27,955,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)[f]	0.29%	09/01/28	4,815	4,815,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)[f]	0.29%	11/01/26	3,790	3,790,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)[f]	0.29%	11/01/14	6,170	6,170,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)[f]	0.29%	05/01/27	4,480	4,480,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.31%	12/01/37	9,000	9,000,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000
Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)[f]	0.29%	11/01/28	2,000	2,000,000
Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)[f]	0.29%	05/03/27	1,780	1,780,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)[f]	0.29%	07/01/32	5,360	5,360,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	07/01/46	8,000	8,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)[f]	0.28%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.28%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	07/01/41	10,000	10,000,000
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)[b][f]	0.30%	09/01/38	4,900	4,900,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)[b][f]	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$ 53,840	$ 53,840,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000
Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000
Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000
Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000
Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000
Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000
Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000
Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000
Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$ 3,950	$ 3,950,000
Missouri (State of) Health & Educational Facilities Authority (The Children's Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000
Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(f)	0.30%	09/01/39	7,000	7,000,000
Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000
Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000
Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);				
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000
Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000
New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000
New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000
New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$ 1,940	$ 1,940,000
Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000
Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000
North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000
North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000
North Carolina (State of) Capital Facilities Finance Agency (The O'Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000
North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000
North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000
North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000
Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000
Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000
Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$ 3,860	$ 3,860,000
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000
Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000
Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000
Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000
Parma (City of), Ohio (The Parma Community General Hospital Association); Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000
Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000
Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph's University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000
Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000
Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000
Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$ 5,130	$ 5,130,000
Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.26%	04/01/16	900	900,000
Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)[(f)]	0.29%	12/01/24	5,235	5,235,000
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)[(f)]	0.28%	04/01/28	23,310	23,310,000
Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)[(f)]	0.25%	07/01/26	3,800	3,800,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.30%	06/01/39	8,085	8,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.31%	09/01/37	9,140	9,140,000
Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)[(b)(f)]	0.32%	07/01/31	11,200	11,200,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.30%	11/01/27	16,745	16,745,000
Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)[(b)(f)]	0.24%	07/01/37	65,540	65,540,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)[(d)]	0.30%	08/01/24	3,950	3,950,000
Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)[(f)]	0.30%	12/01/31	5,400	5,400,000
Saint Paul (City of), Minnesota Port Authority;				
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)[(b)(f)]	0.28%	03/01/29	4,800	4,800,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)[(b)(f)]	0.30%	03/01/29	1,070	1,070,000
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)[(b)(f)]	0.26%	03/01/29	3,000	3,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.30%	11/01/25	3,900	3,900,000
San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[(f)]	0.31%	12/01/27	10,600	10,600,000
Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	10/01/21	3,075	3,075,000
Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)[(b)(f)]	0.27%	06/01/36	10,100	10,100,000
Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	06/01/33	19,890	19,890,000
Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000
Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)[(f)]	0.31%	07/01/36	6,630	6,630,000
South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	12/01/33	12,000	12,000,000
South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	04/01/34	7,000	7,000,000
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.26%	11/01/32	35,520	35,520,000
South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)[(f)]	0.31%	10/01/28	10,110	10,110,000
South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)[(f)]	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.25%	09/01/27	$ 8,500	$ 8,500,000
South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)[f]	0.31%	01/01/33	9,350	9,350,000
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)[b][f]	0.26%	06/01/35	15,185	15,185,000
Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	03/01/22	19,075	19,075,000
Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)[b][f]	0.31%	12/01/30	2,180	2,180,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000
St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)[f]	0.31%	12/01/33	14,070	14,070,000
St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.30%	06/01/38	5,000	5,000,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)[f]	0.24%	11/15/43	12,000	12,000,000
St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)[f]	0.26%	12/01/40	5,150	5,150,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)[d][f]	0.31%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000
St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	06/01/33	11,500	11,500,000
Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)[f]	0.29%	12/01/29	8,750	8,750,000
Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)[f]	0.35%	03/01/42	1,530	1,530,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)[f]	0.33%	07/01/47	20,225	20,225,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)[d][f]	0.29%	06/01/38	19,000	19,000,000
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)[b][f]	0.28%	07/01/19	11,500	11,500,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)[f]	0.32%	05/01/42	6,845	6,845,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)[d][f]	0.29%	07/01/26	39,615	39,615,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)[b][f]	0.25%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)[b][f]	0.26%	09/01/38	16,500	16,500,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)[f]	0.26%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$ 1,500	$ 1,500,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000
Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000
Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000
West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC)(b)(f)	0.30%	12/01/42	11,550	11,550,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000
Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.27%	06/01/39	$ 10,000	$ 10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)[f]	0.29%	05/01/33	18,900	18,900,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.30%	12/01/36	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.28%	01/15/36	34,145	34,145,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)[f]	0.25%	12/01/33	19,200	19,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.26%	06/01/39	16,000	16,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.27%	12/01/32	7,500	7,500,000
Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.25%	12/01/26	5,660	5,660,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)[f]	0.25%	08/01/30	6,000	6,000,000
Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.27%	02/01/34	7,800	7,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)[f]	0.33%	05/01/30	21,700	21,700,000
				4,392,504,000
Other Variable Rate Demand Notes–0.59%				
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000
Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000
Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000
Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000
University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000
				139,855,000
Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000
Medium-Term Notes–4.38%				
European Investment Bank, Global Bonds[b]	2.63%	05/16/11	75,000	76,017,574
Sr. Unsec. Global Notes[b]	4.13%	09/15/10	26,700	26,739,650
Sr. Unsec. Global Notes[b]	4.63%	09/15/10	216,669	217,013,029
Sr. Unsec. Global Notes[b]	5.25%	06/15/11	35,000	36,247,642
Sr. Unsec. Mortgage Global Notes[b]	3.25%	02/15/11	35,000	35,449,208
International Bank for Reconstruction & Development Sr. Global Notes[a][b]	0.33%	07/13/11	100,000	100,000,000
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes[b]	3.75%	03/09/11	8,500	8,631,903
Sr. Unsec. Gtd. Global MTN[b]	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23 Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Medium-Term Notes–(continued)				
Rabobank Nederland, Sr. Unsec. Notes[a][b][d]	0.45%	06/16/11	$ 50,000	$ 50,000,000
Sr. Unsec. Notes[a][b][d]	0.63%	08/05/11	65,000	65,122,219
Sr. Unsec. Putable Global Notes[a][b][d]	1.78%	10/07/10	150,000	150,000,000
Westpac Banking Corp., Sr. Unsec. Deposit Notes[a][b][d]	0.35%	03/02/11	175,000	175,000,000
Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369
Time Deposits–2.12%				
Bank of America, NT & SA (Cayman Islands)[b]	0.15%	09/01/10	164,550	164,549,767
BNP Paribas (Cayman Islands)[b]	0.22%	09/01/10	200,000	200,000,000
U.S. Bank, N.A. (Cayman Islands)[b]	0.20%	09/01/10	140,000	140,000,000
Total Time Deposits (Cost $504,549,767)				504,549,767
Call Deposits–1.05%				
Alliance & Leicester PLC[b][g] (Cost $250,000,000)	0.30%	—	250,000	250,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–10.22%[h]				
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809
BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213
BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)[b]	0.41%	09/01/10	117,209,659	117,208,324
Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000
Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000
Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346
TOTAL INVESTMENTS[i][j]–99.95% (Cost $23,800,270,976)				23,800,270,976
OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882
NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24 Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP – Credit Enhancement Provider
COP – Certificates of Participation
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Association
GO – General Obligation Bonds
Gtd. – Guaranteed
IDR – Industrial Development Revenue Bonds
LOC – Letter of Credit
MFH – Multi-Family Housing
PCR – Pollution Control Revenue Bonds
RB – Revenue Bonds
Ref. – Refunding
RN – Revenue Notes
Sec. – Secured
Sr. – Senior
Sub. – Subordinated
Unsec. – Unsecured
VRD – Variable Rate Demand

Notes to Schedule of Investments:

[a] Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
[b] The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
[c] Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
[d] Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund's Net Assets.
[e] Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
[f] Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
[g] Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
[h] Principal amount equals value at period end. See Note 1K.
[i] Also represents cost for federal income tax purposes.
[j] Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25 Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:						
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$ 6,916,530,441	$4,308,607,620	$243,460,272	$ 997,342,223
Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—
Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223
Cash	—	—	—	—	20,469	1,907,723
Receivables for:						
Investments sold	4,410,015	335,000	—	—	—	3,240,000
Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640
Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958
Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392
Other assets	264,315	182,418	192,980	159,825	24,525	77,244
Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180
Liabilities:						
Payables for:						
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516
Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172
Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799
Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274
Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737
Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498
Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$ 992,886,682
Net assets consist of:						
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$ 992,959,674
Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)
Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)
	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$ 992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47 Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:						
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502
Private Investment Class	$ 709,453,710	$ 306,983,883	$ 784,321,604	$ 558,000,071	$ 28,422,542	$118,918,872
Personal Investment Class	$ 111,476,760	$ 88,977,954	$ 173,427,551	$ 13,982,330	$ 6,593,934	$ 7,514,254
Cash Management Class	$ 2,627,362,625	$ 451,404,164	$5,279,601,335	$1,042,886,422	$ 9,809,786	$128,255,509
Reserve Class	$ 108,972,432	$ 8,034,031	$ 51,749,475	$ 183,851,492	$ 843,526	$ 14,741,716
Resource Class	$ 261,421,012	$ 151,108,513	$ 409,398,408	$ 294,164,206	$ 11,160,226	$ 43,655,839
Corporate Class	$ 3,675,221,340	$ 271,610,762	$1,553,767,108	$1,170,076,029	$ 6,010,095	$ 712,990
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:						
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473
Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243
Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638
Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957
Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165
Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265
Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440
Net asset value, offering and redemption price per share for each class	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48 Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment Income:						
Interest	$ 81,125,957	$10,050,977	$ 28,860,685	$25,181,051	$ 907,947	$ 3,670,648
Expenses:						
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567
Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115
Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978
Distribution fees:						
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358
Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776
Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449
Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353
Resource Class	914,999	449,936	791,064	769,273	74,194	185,223
Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161
Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175
Trustees' and officers' fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895
Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284
Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334
Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)
Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521
Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127
Realized and unrealized gain (loss) from:						
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)
Net increase in net assets resulting from operations	$ 41,370,465	$ 3,632,289	$ 5,745,472	$ 9,302,837	$ 209,033	$ 597,053

* Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49 Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio	
	2010	2009	2010	2009
Operations:				
Net investment income	$ 41,344,689	$ 281,995,009	$ 3,629,017	$ 55,408,156
Net realized gain	25,776	123,884	3,272	305,215
Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371
Distributions to shareholders from net investment income:				
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)
Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)
Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)
Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)
Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)
Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)
Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)
Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)
Share transactions–net:				
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)
Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)
Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)
Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)
Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)
Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)
Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)
Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)
Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)
Net assets:				
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796
End of year*	$23,811,017,858	$31,306,671,125	$ 3,131,027,636	$ 4,465,959,628
* Includes accumulated undistributed net investment income (loss)	$ 2,523,469	$ 2,304,696	$ 1,159,411	$ 779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50 Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Treasury Portfolio		Government & Agency Portfolio	
	2010	2009	2010	2009
Operations:				
Net investment income	$ 5,434,686	$ 71,053,313	$ 9,168,708	$ 65,040,671
Net realized gain	310,786	500,543	134,129	246,194
Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865
Distributions to shareholders from net investment income:				
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)
Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)
Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)
Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)
Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)
Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)
Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)
Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)
Share transactions-net:				
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506
Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984
Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)
Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637
Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572
Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277
Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386
Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874
Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068
Net assets:				
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401
End of year*	$12,782,768,408	$21,295,384,182	$ 7,805,985,014	$14,962,999,469
* Includes accumulated undistributed net investment income (loss)	$ 919,673	$ 796,235	$ 531,436	$ 273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51 Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio	
	2010	2009	2010	2009
Operations:				
Net investment income	$ 202,328	$ 1,802,215	$ 627,127	$ 23,973,205
Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)
Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888
Distributions to shareholders from net investment income:				
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)
Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)
Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)
Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)
Reserve Class	(898)	(18,594)	(4,434)	(139,845)
Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)
Corporate Class	(98)	(181)	(7,818)	(1,018,182)
Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)
Share transactions–net:				
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)
Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)
Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)
Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)
Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)
Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)
Corporate Class	5,995,442	105	(45,831,983)	3,700,743
Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)
Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)
Net assets:				
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989
End of year*	$ 238,510,076	$640,262,473	$ 992,886,682	$ 1,594,076,530
* Includes accumulated undistributed net investment income (loss)	$ 55,680	$ 40,011	$ (3)	$ —

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52 Short-Term Investments Trust

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53 Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54 Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI").

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751
STIC Prime Portfolio	1,815,465
Treasury Portfolio	6,987,245
Government & Agency Portfolio	—
Government TaxAdvantage Portfolio	655,738
Tax-Free Cash Reserve Portfolio	453,475

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$ 948,957	$ 453,379	$ —	$865,164	$189,855	$ —
STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—
Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719
Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826
Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79
Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment	Personal Investment	Cash Management	Reserve	Resource	Corporate
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55 Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment	Personal Investment	Cash Management	Reserve	Resource	Corporate
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private Investment	Personal Investment	Cash Management	Reserve	Resource	Corporate
Liquid Assets Portfolio	$1,423,267	$235,842	$ 572,394	$158,381	N/A	N/A
STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A
Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A
Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A
Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A
Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments

Fund Name	Level 1	Level 2	Level 3	Total
Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976
STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798
Treasury Portfolio	—	12,784,754,433	—	12,784,754,433
Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452
Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272
Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56 Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$ —
STIC Prime Portfolio	491,279,126	340,188,535	—
Government & Agency Portfolio	—	149,999,806	2,681
Government TaxAdvantage Portfolio	149,999,806	150,000,000	—
Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees' and Officers' Fees and Benefits

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$41,344,689	$281,992,719
STIC Prime Portfolio	3,628,968	55,409,732
Treasury Portfolio	5,434,686	71,053,313
Government & Agency Portfolio	9,168,708	65,040,671
Government TaxAdvantage Portfolio	202,328	1,801,894
Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post-October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$ —	$ —	$23,808,468,615	$23,811,017,858
STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636
Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408
Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014
Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076
Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57 Short-Term Investments Trust

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*
Treasury Portfolio	$ —	$ —	$120,587	$120,587
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$218,773	$(123,886)	$ (94,887)
STIC Prime Portfolio	380,171	(305,171)	(75,000)
Treasury Portfolio	123,438	—	(123,438)
Government & Agency Portfolio	257,641	(246,193)	(11,448)
Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58 Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity			
	Years ended August 31,			
	2010[a]		2009	
	Shares	Amount	Shares	Amount
Sold:				
Institutional Class	111,348,098,381	$ 111,348,098,381	115,210,746,376	$ 115,210,746,376
Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563
Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503
Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511
Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823
Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030
Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952
Issued as reinvestment of dividends:				
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548
Private Investment Class	89,801	89,801	4,175,312	4,175,312
Personal Investment Class	31,410	31,410	1,019,143	1,019,143
Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845
Reserve Class	29,589	29,589	423,816	423,816
Resource Class	178,336	178,336	9,417,843	9,417,843
Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258
Reacquired:				
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)
Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)
Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)
Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)
Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)
Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)
Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)
Net increase (decrease) in share activity	(7,495,679,043)	$ (7,495,679,043)	(1,023,780,478)	$ (1,023,780,478)

[a] There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59 Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period	Total Return[a]	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Liquid Assets Portfolio													
Year ended 08/31/10	$1.00	$0.00[b]	$ 0.00	$0.00	$(0.00)	$ —	$(0.00)	$1.00	0.03%	$108,972	0.30%[c]	1.18%[c]	0.04%[c]
Year ended 08/31/09	1.00	0.01[b]	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86	1.21	0.47
Year ended 08/31/08	1.00	0.03[b]	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99	1.17	2.77
Year ended 08/31/07	1.00	0.04	0.00	0.04	(0.04)	—	(0.04)	1.00	4.46	39,244	0.99	1.18	4.38
Year ended 08/31/06	1.00	0.05	(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	3.66	17,424	0.99	1.18	3.63
STIC Prime Portfolio													
Year ended 08/31/10	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25[c]	1.19[c]	0.04[c]
Year ended 08/31/09	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79	1.23	0.31
Year ended 08/31/08	1.00	0.03[b]	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99	1.18	2.59
Year ended 08/31/07	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.47	30,950	0.99	1.19	4.38
Year ended 08/31/06	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.69	55,892	0.99	1.19	3.66
Treasury Portfolio													
Year ended 08/31/10	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15[c]	1.18[c]	0.03[c]
Year ended 08/31/09	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49	1.20	0.03
Year ended 08/31/08	1.00	0.02[b]	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99	1.18	1.79
Year ended 08/31/07	1.00	0.04	0.00	0.04	(0.04)	—	(0.04)	1.00	4.26	69,762	0.99	1.19	4.16
Year ended 08/31/06	1.00	0.03	0.00	0.03	(0.03)	—	(0.03)	1.00	3.47	133,700	0.99	1.20	3.40
Government & Agency Portfolio													
Year ended 08/31/10	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21[c]	1.13[c]	0.03[c]
Year ended 08/31/09	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66	1.15	0.0[illegible]
Year ended 08/31/08	1.00	0.03[b]	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99	1.14	2.41
Year ended 08/31/07	1.00	0.04	0.00	0.04	(0.04)	—	(0.04)	1.00	4.40	16,949	0.99	1.15	4.31
Year ended 08/31/06	1.00	0.04	0.00	0.04	(0.04)	—	(0.04)	1.00	3.59	21,889	0.99	1.16	3.58
Government TaxAdvantage Portfolio													
Year ended 08/31/10	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14[c]	1.26[c]	0.04[c]
Year ended 08/31/09	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70	1.30	(0.04)
Year ended 08/31/08	1.00	0.02[b]	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99	1.24	2.43
Year ended 08/31/07	1.00	0.04	0.00	0.04	(0.04)	—	(0.04)	1.00	4.30	11,944	0.99	1.30	4.21
Year ended 08/31/06	1.00	0.03	0.00	0.03	(0.03)	—	(0.03)	1.00	3.51	438	0.99	1.37	3.44
Tax-Free Cash Reserve Portfolio													
Year ended 08/31/10	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29[c]	1.29[c]	0.03[c]
Year ended 08/31/09	1.00	0.00[b]	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82	1.31	0.49
Five months ended 08/31/08	1.00	0.00[b]	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09[d]	1.25[d]	0.89[d]
Year ended 03/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09	1.25	2.36
Year ended 03/31/07	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.52	12,733	1.09	1.25	2.49
Year ended 03/31/06	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.64	19,052	1.09	1.27	1.62

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b) Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $121,831, $8,912, $62,176, $108,176, $2,706 and $15,635 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d) Annualized.

65 Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66 Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		
Reserve Class	**Beginning Account Value (03/01/10)**	**Ending Account Value (08/31/10)[1]**	**Expenses Paid During Period[2]**	**Ending Account Value (08/31/10)**	**Expenses Paid During Period[2]**	**Annualized Expense Ratio**
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.54	$1,023.67	$1.56	0.30%
STIC Prime Portfolio	1,000.00	1,000.10	1.36	1,023.84	1.38	0.27
Treasury Portfolio	1,000.00	1,000.10	0.86	1,024.35	0.87	0.17
Government & Agency Portfolio	1,000.00	1,000.10	1.06	1,024.15	1.07	0.21
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.81	1,024.40	0.82	0.16
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.51	1,023.69	1.53	0.30

[1] The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

[2] Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67 Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or "independent" Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund's investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund's investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund's investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund's investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board's Fund Evaluation Process

The Board's Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund's investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds' proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms' length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund's investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.

In evaluating the fairness and reasonableness of each Fund's investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees' deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.

The discussion below serves as the Senior Officer's independent written evaluation with respect to each Fund's investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board's approval of each Fund's investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund's performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund's investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board's review of the qualifications of Invesco Advisers to provide these services included the Board's consideration of Invesco Advisers' portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers' equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund's investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund's portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund's investment advisory agreement or sub-advisory contracts, as applicable.

In determining whether to continue each Fund's investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board's knowledge of Invesco Advisers' operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers' independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board's approval of the continuance of each Fund's investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68 Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B. Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared each Fund's contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund's Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio

The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund's effective fee rate was below the effective fee rate for the other mutual fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

After taking account of the Fund's contractual advisory and sub-advisory fee rates, the comparative

69 Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund's total estimated expenses.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

After taking account of the Fund's contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio

The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund's effective fee rate was the same as the effective fee rate of the other mutual fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund's total estimated expenses.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

After taking account of the Fund's contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio

The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund's effective fee rate was the same as the effective fee rate of the other mutual fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund's total estimated expenses.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

After taking account of the Fund's contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio

The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund's effective fee rate was above the effective fee rate for the other mutual fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund's total estimated expenses.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

After taking account of the Fund's contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund's total estimated expenses.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

After taking account of the Fund's contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

D. Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that each Fund's contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70 Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that the Fund's contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund's net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that the Fund's contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund's net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund's fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through "soft dollar" arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers' and the Affiliated Sub-Advisers' expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio

The Board considered that the Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund's investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

Federal and State Income Tax	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Non-Resident Alien Shareholders	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$ —	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

** The above percentages are based on income dividends paid to shareholders during the Fund's fiscal year.

72 Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the "Trust"), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Interested Persons				
Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	214	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc. Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.	214	None
Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation
Independent Trustees				
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers' Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1] Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2] Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3] Mr. Whalen is considered an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers – (continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Independent Trustees				
Bob R. Baker – 1936 Trustee	2003	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	214	None
Frank S. Bayley – 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	214	None
James T. Bunch – 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society
Rodney Dammeyer – 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.
Albert R. Dowden – 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company) Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	214	Board of Nature's Sunshine Products, Inc.
Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	214	Administaff
Carl Frischling – 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	214	None
Lewis F. Pennock – 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None
Larry Soll – 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	214	None

T-2

Trustees and Officers – (continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Independent Trustees				
Hugo F. Sonnenschein – 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. – 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	214	None
Other Officers				
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco's World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust) and Short-Term Investments Trust only). Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A
Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

T-3

Trustees and Officers – (continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Other Officers				
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A
Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc. Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc. Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisers.

Office of the Fund
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173

Counsel to the Fund
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Investment Adviser
Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Counsel to the Independent Trustees
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor
Invesco Distributors, Inc.
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173

Transfer Agent
Invesco Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Custodian
Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217-1431

T-4

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

Invesco℠

CM-STIT-AR-7 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Weighted Average Maturity - 33.62 days
Weighted Average Life - 61.29 days

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Asset Backed Commercial Paper								
ASSET-BACKED COMMERCIAL PAPER								
150,000,000	149,963,583	Amsterdam Funding Corp.	03221KT77	0.23	06/07/2011	06/07/2011	AMSTERDAM FDG	0.64
60,471,000	60,455,882	Amsterdam Funding Corp.	03221KTE2	0.20	06/14/2011	06/14/2011	AMSTERDAM FDG	0.26
133,100,000	133,065,986	Amsterdam Funding Corp.	03221KTF9	0.20	06/15/2011	06/15/2011	AMSTERDAM FDG	0.57
45,900,000	45,896,787	Atlantic Asset Securitization LLC	04821US94	0.28	05/09/2011	05/09/2011	ATLANTIC ASSET	0.20
150,000,000	149,983,750	Atlantis One Funding Corp.	04915USD2	0.30	05/13/2011	05/13/2011	ATLANTIS ONE	0.64
100,000,000	99,985,778	Atlantis One Funding Corp.	04915USG5	0.32	05/16/2011	05/16/2011	ATLANTIS ONE	0.43
150,000,000	149,952,500	Atlantis One Funding Corp.	04915UT74	0.30	06/07/2011	06/07/2011	ATLANTIS ONE	0.64
150,000,000	149,911,083	Atlantis One Funding Corp.	04915UVS5	0.22	08/05/2011	08/05/2011	ATLANTIS ONE	0.64
100,000,000	99,992,333	Cancara Asset Securitisation Ltd./LLC	1373X3SC2	0.23	05/12/2011	05/12/2011	CANCARA ASSET	0.43
100,000,000	99,966,083	Concord Minutemen Capital Co., LLC	2063C1T26	0.38	06/02/2011	06/02/2011	MULTI CEPS*	0.43
100,000,000	99,996,917	Crown Point Capital Co., LLC	2284K1S38	0.38	05/03/2011	05/03/2011	MULTI CEPS*	0.43
50,000,000	49,979,875	Falcon Asset Securitization Corp.	30603BU84	0.21	07/08/2011	07/08/2011	FALCON ASSET	0.21
75,000,000	74,971,500	Falcon Asset Securitization Corp.	30603BUB7	0.19	07/11/2011	07/11/2011	FALCON ASSET	0.32
110,000,000	109,984,906	Gemini Securitization Corp., LLC	3686M1SS6	0.19	05/26/2011	05/26/2011	GEMINI SEC CORP	0.47
100,000,000	99,993,861	Govco LLC	38362WSD4	0.17	05/13/2011	05/13/2011	GOVCO LLC	0.43
100,000,000	99,971,528	Grampian Funding Ltd./LLC	38501CTA5	0.25	06/10/2011	06/10/2011	LLOYDS TSB	0.43
50,000,000	49,985,306	Grampian Funding Ltd./LLC	38501CTF4	0.23	06/15/2011	06/15/2011	LLOYDS TSB	0.21
50,000,000	49,979,875	Jupiter Securitization Corp.	4820P3U84	0.21	07/08/2011	07/08/2011	JUPITER SEC	0.21
100,000,000	99,954,250	Kells Funding LLC	48802TCL7	0.27	06/30/2011	06/30/2011	FED GERMANY	0.43
100,000,000	99,938,556	Kells Funding LLC	48802XBW5	0.28	07/18/2011	07/18/2011	FED GERMANY	0.43
62,000,000	61,987,445	LMA Americas LLC	50202UST2	0.27	05/27/2011	05/27/2011	CREDIT AGRICOLE	0.27
50,000,000	49,995,722	Nieuw Amsterdam Receivables Corp.	65409SSB5	0.28	05/11/2011	05/11/2011	NIEUW AMST REC	0.21
75,000,000	74,974,000	Nieuw Amsterdam Receivables Corp.	65409ST16	0.40	06/01/2011	06/01/2011	NIEUW AMST REC	0.32
85,000,000	84,959,483	Nieuw Amsterdam Receivables Corp.	65409SU55	0.26	07/05/2011	07/05/2011	NIEUW AMST REC	0.36
69,422,000	69,421,421	Old Line Funding, LLC	67983US20	0.15	05/02/2011	05/02/2011	OLD LINE FDG	0.30
100,000,000	99,985,556	Old Line Funding, LLC	67983USL8	0.26	05/20/2011	05/20/2011	OLD LINE FDG	0.43
150,069,000	150,005,721	Old Line Funding, LLC	67983UU84	0.22	07/08/2011	07/08/2011	OLD LINE FDG	0.64
176,000,000	175,976,778	Regency Markets No. 1, LLC	7588R1SR7	0.19	05/25/2011	05/25/2011	REGENCY MKT/AST	0.75
50,246,000	50,219,481	Regency Markets No. 1, LLC	7588R1UF0	0.25	07/15/2011	07/15/2011	REGENCY MKT/AST	0.22

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 1 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Asset Backed Commercial Paper								
ASSET-BACKED COMMERCIAL PAPER								
60,000,000	59,998,700	Salisbury Receivables Co. LLC	79540BS31	0.26	05/03/2011	05/03/2011	SALISBURY REC	0.26
50,000,000	49,998,500	Sheffield Receivables Corp.	82124MS43	0.27	05/04/2011	05/04/2011	SHEFFIELD REC	0.21
65,500,000	65,495,088	Sheffield Receivables Corp.	82124MSA9	0.27	05/10/2011	05/10/2011	SHEFFIELD REC	0.28
80,000,000	79,984,000	Sheffield Receivables Corp.	82124MT91	0.18	06/09/2011	06/09/2011	SHEFFIELD REC	0.34
103,000,000	102,996,796	Solitaire Funding Ltd./LLC	8342E3S49	0.28	05/04/2011	05/04/2011	SOLITAIRE FDG	0.44
102,000,000	101,996,260	Solitaire Funding Ltd./LLC	8342E3S64	0.22	05/06/2011	05/06/2011	SOLITAIRE FDG	0.44
65,000,000	64,995,667	Solitaire Funding Ltd./LLC	8342E3SA5	0.24	05/10/2011	05/10/2011	SOLITAIRE FDG	0.28
50,000,000	49,978,417	Surrey Funding Corp.	86888NUD5	0.21	07/13/2011	07/13/2011	BARCLAYS BK	0.21
61,800,000	61,774,250	Surrey Funding Corp.	86888NUE3	0.20	07/14/2011	07/14/2011	BARCLAYS BK	0.26
109,937,000	109,912,570	Thames Asset Global Securitization No. 1, Inc.	88324MT96	0.20	06/09/2011	06/09/2011	THAMES AST GBL	0.47
114,515,000	114,486,371	Thames Asset Global Securitization No. 1, Inc.	88324MTE5	0.20	06/14/2011	06/14/2011	THAMES AST GBL	0.49
3,653,960,000	**3,653,072,563**	**Asset-Backed Commercial Paper**						**15.66**
ASSET-BACKED COMMERCIAL PAPER (INTEREST BEARING)								
100,000,000	100,000,000	Barton Capital LLC	06945JAB9	0.28	07/07/2011	07/07/2011	BARTON CAP	0.43
200,000,000	200,000,000	Kells Funding LLC	48803AAN5	0.32	07/07/2011	01/09/2012	FED GERMANY	0.86
300,000,000	**300,000,000**	**Asset-Backed Commercial Paper (Interest Bearing)**						**1.29**
3,953,960,000	**3,953,072,563**	**Asset Backed Commercial Paper Total**						**16.95**
Certificate of Deposit								
CERTIFICATE OF DEPOSIT								
200,000,000	200,000,000	Bank of Montreal	06366UF78	0.18	05/09/2011	05/09/2011	BK OF MONTREAL	0.86
150,000,000	150,000,000	Bank of Nova Scotia	06417DYV1	0.22	05/02/2011	08/02/2011	BANK OF NOVA SC	0.64
150,000,000	150,000,000	Bank of Nova Scotia	06417DE84	0.27	05/09/2011	04/10/2012	BANK OF NOVA SC	0.64
100,000,000	100,000,000	Bank of Nova Scotia	06417DZR9	0.27	05/11/2011	05/11/2011	BANK OF NOVA SC	0.43
79,000,000	79,156,292	Bank of Nova Scotia	06416P4T3	0.33	06/06/2011	03/05/2012	BANK OF NOVA SC	0.34
100,000,000	100,000,000	Bank of Nova Scotia	06417DQ32	0.23	07/06/2011	07/06/2011	BANK OF NOVA SC	0.43
200,000,000	200,000,000	BNP Paribas	05567VVH5	0.35	05/09/2011	06/09/2011	BNP PARIBAS	0.86
150,000,000	150,000,000	BNP Paribas	05567VUD5	0.59	05/19/2011	05/19/2011	BNP PARIBAS	0.64
400,000,000	400,000,000	BNP Paribas	05567VUV5	0.44	06/14/2011	10/14/2011	BNP PARIBAS	1.71

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 2 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Certificate of Deposit								
CERTIFICATE OF DEPOSIT								
150,000,000	150,000,000	Canadian Imperial Bank of Commerce	13606XY93	0.20	08/01/2011	08/01/2011	CANADIAN IMP BK	0.64
150,000,000	150,000,000	Commonwealth Bank of Australia	20271EGJ2	0.28	05/09/2011	05/09/2011	COMNWLTH BK AUS	0.64
100,000,000	100,000,000	Commonwealth Bank of Australia	20271EGM5	0.28	06/14/2011	06/14/2011	COMNWLTH BK AUS	0.43
150,000,000	150,000,000	Credit Agricole Corporate & Investment Bank	22532YF43	0.43	05/20/2011	05/20/2011	CREDIT AGRICOLE	0.64
175,000,000	175,000,000	Credit Agricole Corporate & Investment Bank	22532YM29	0.42	06/10/2011	06/10/2011	CREDIT AGRICOLE	0.75
225,000,000	225,000,000	Credit Agricole Corporate & Investment Bank	22532YV52	0.39	07/07/2011	07/07/2011	CREDIT AGRICOLE	0.96
200,000,000	200,000,000	Credit Suisse	22550CZZ7	0.27	06/02/2011	06/02/2011	CREDIT SUISSE	0.86
150,000,000	150,000,000	Fortis Bank N.V./S.A.	34956P4A2	0.41	05/12/2011	05/12/2011	FORTIS BANK	0.64
200,000,000	200,000,000	Lloyds TSB Bank PLC	53944AQ24	0.25	05/17/2011	05/17/2011	LLOYDS TSB	0.86
100,000,000	100,000,000	Mitsubishi UFJ Trust & Banking Corp.	60681PZS6	0.34	05/10/2011	05/10/2011	BANK TOKYO-MITS	0.43
100,000,000	100,000,000	Mitsubishi UFJ Trust & Banking Corp.	60681PB29	0.34	06/06/2011	06/06/2011	BANK TOKYO-MITS	0.43
60,000,000	60,000,566	Nordea Bank Finland PLC	65557VLD1	0.10	05/02/2011	05/02/2011	NORDEA BK AB	0.26
250,000,000	250,000,000	Nordea Bank Finland PLC	65557VPV7	0.20	07/07/2011	07/07/2011	NORDEA BK AB	1.07
100,000,000	100,000,000	Nordea Bank Finland PLC	65557VPN5	0.24	08/04/2011	08/04/2011	NORDEA BK AB	0.43
200,000,000	200,008,020	Rabobank Nederland	74977MLA1	0.32	05/06/2011	08/08/2011	RABOBANK	0.86
150,000,000	150,000,000	Rabobank Nederland	74977MVC6	0.33	05/09/2011	05/08/2012	RABOBANK	0.64
100,000,000	100,000,000	Rabobank Nederland	74977MRG2	0.32	05/13/2011	01/10/2012	RABOBANK	0.43
200,000,000	200,000,000	Rabobank Nederland	74977MQC2	0.41	06/03/2011	06/03/2011	RABOBANK	0.86
100,000,000	100,000,000	Rabobank Nederland	74977MNN1	0.31	07/12/2011	10/12/2011	RABOBANK	0.43
200,000,000	200,000,000	Royal Bank of Canada	78009JQ81	0.27	05/02/2011	08/05/2011	ROYAL BK OF CDA	0.86
100,000,000	100,000,000	Royal Bank of Canada	78009JR49	0.31	05/02/2011	08/12/2011	ROYAL BK OF CDA	0.43
175,000,000	175,000,000	Royal Bank of Canada	78009JV44	0.27	05/02/2011	10/12/2011	ROYAL BK OF CDA	0.75
150,000,000	150,000,000	Royal Bank of Canada	78009J2W4	0.27	05/16/2011	02/16/2012	ROYAL BK OF CDA	0.64
155,000,000	155,000,000	Royal Bank of Canada	78009J2R5	0.33	08/15/2011	08/15/2011	ROYAL BK OF CDA	0.66
100,000,000	100,000,167	Svenska Handelsbanken AB	86959BMU6	0.30	05/04/2011	05/04/2011	SVENSKA	0.43
125,000,000	125,000,590	Svenska Handelsbanken AB	86959BNZ4	0.30	06/03/2011	06/03/2011	SVENSKA	0.54
100,000,000	100,000,930	Svenska Handelsbanken AB	86959BSE6	0.25	07/06/2011	07/06/2011	SVENSKA	0.43
100,000,000	100,000,000	Toronto-Dominion Bank	89112YMV2	0.30	05/11/2011	05/11/2011	TORONTO DOM BK	0.43
200,000,000	200,000,000	Toronto-Dominion Bank	89112YSH7	0.31	05/12/2011	01/12/2012	TORONTO DOM BK	0.86

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 3 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Certificate of Deposit								
CERTIFICATE OF DEPOSIT								
100,000,000	100,000,000	Toronto-Dominion Bank	89112YNX7	0.32	05/24/2011	05/24/2011	TORONTO DOM BK	0.43
150,000,000	150,000,000	Toronto-Dominion Bank	89112YFW8	0.71	07/11/2011	07/11/2011	TORONTO DOM BK	0.64
150,000,000	150,000,000	Toronto-Dominion Bank	89112YWE9	0.33	09/08/2011	09/08/2011	TORONTO DOM BK	0.64
6,194,000,000	**6,194,166,564**	**Certificate of Deposit**						**26.55**
CERTIFICATE OF DEPOSIT (PUTABLE)								
150,000,000	150,000,000	Barclays Bank PLC	06740MKV4	0.79	07/19/2011	07/19/2011	BARCLAYS BK	0.64
150,000,000	150,000,000	Lloyds TSB Bank PLC	53943NH43	0.29	05/04/2011	07/03/2011	LLOYDS TSB	0.64
100,000,000	100,000,000	Societe Generale	83369RQP9	0.37	05/03/2011	05/03/2011	SOCIETE GENERAL	0.43
400,000,000	**400,000,000**	**Certificate of Deposit (Putable)**						**1.71**
EURO CERTIFICATE OF DEPOSIT								
100,000,000	100,001,428	National Australia Bank Ltd.	PP9GD7C69	0.36	08/11/2011	08/11/2011	NATL AUSTRLA BK	0.43
150,000,000	150,002,745	National Australia Bank Ltd.	PP9GDCE41	0.33	09/09/2011	09/09/2011	NATL AUSTRLA BK	0.64
200,000,000	200,000,000	National Australia Bank Ltd.	XS0619203077	0.29	10/06/2011	10/06/2011	NATL AUSTRLA BK	0.86
450,000,000	**450,004,173**	**Euro Certificate of Deposit**						**1.93**
EURO CERTIFICATE OF DEPOSIT - 0% CPN								
200,000,000	199,990,841	Caisse de Depots et Consignations	FR0119291328	0.33	05/05/2011	05/05/2011	CAISSE DEPOTS	0.86
150,000,000	149,806,950	Caisse de Depots et Consignations	FR0119292417	0.29	10/07/2011	10/07/2011	CAISSE DEPOTS	0.64
200,000,000	199,858,971	Credit Agricole Corporate & Investment Bank	XS0599910949	0.42	07/01/2011	07/01/2011	CREDIT AGRICOLE	0.86
40,000,000	39,943,346	National Australia Bank Ltd.	XS0567989438	0.40	09/08/2011	09/08/2011	NATL AUSTRLA BK	0.17
150,000,000	149,944,153	Nordea Bank Finland PLC	XS0566858394	0.40	06/03/2011	06/03/2011	NORDEA BK AB	0.64
740,000,000	**739,544,261**	**Euro Certificate of Deposit - 0% Cpn**						**3.17**
7,784,000,000	**7,783,714,998**	**Certificate of Deposit Total**						**33.36**

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 4 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Financial Company Commercial Paper								
COMMERCIAL PAPER								
100,000,000	99,871,111	ANZ National (Int'l) Ltd.	0018A3X74	0.29	10/07/2011	10/07/2011	ANZ BKG GRP	0.43
162,150,000	162,145,964	ASB Finance Ltd.	0020P3S47	0.23	05/04/2011	05/04/2011	COMNWLTH BK AUS	0.70
100,000,000	99,960,917	Bank of Nova Scotia	06416KU65	0.21	07/06/2011	07/06/2011	BANK OF NOVA SC	0.43
100,000,000	99,877,889	Banque et Caisse d'Epargne de l'Etat	0667K1X48	0.28	10/04/2011	10/04/2011	BANQUE CAISSE	0.43
308,000,000	307,998,631	Barclays US Funding LLC	06737JS22	0.08	05/02/2011	05/02/2011	BARCLAYS BK	1.32
99,000,000	98,817,675	BNP Paribas Finance Inc.	0556N1W74	0.52	09/07/2011	09/07/2011	BNP PARIBAS	0.42
149,000,000	148,992,798	BNZ International Funding Ltd.	0556X1S60	0.29	05/06/2011	05/06/2011	NATL AUSTRLA BK	0.64
100,000,000	99,952,722	BNZ International Funding Ltd.	0556X1UD2	0.23	07/13/2011	07/13/2011	NATL AUSTRLA BK	0.43
124,000,000	123,998,140	Commonwealth Bank of Australia	20272ES25	0.27	05/02/2011	05/02/2011	COMNWLTH BK AUS	0.53
100,000,000	99,988,444	Commonwealth Bank of Australia	20272ESG4	0.26	05/16/2011	05/16/2011	COMNWLTH BK AUS	0.43
100,000,000	99,959,444	Commonwealth Bank of Australia	20272EUC0	0.20	07/12/2011	07/12/2011	COMNWLTH BK AUS	0.43
200,000,000	199,997,000	ING (US) Funding LLC	4497W1S31	0.18	05/03/2011	05/03/2011	ING BANK NV	0.86
100,000,000	99,936,750	Kreditanstalt fuer Wiederaufbau	48246UU87	0.33	07/08/2011	07/08/2011	KREDITANSTALT	0.43
100,000,000	99,910,833	Kreditanstalt fuer Wiederaufbau	48246UVF0	0.30	08/15/2011	08/15/2011	KREDITANSTALT	0.43
69,125,000	69,118,856	MetLife Short Term Funding LLC	59157USG6	0.20	05/16/2011	05/16/2011	MET LIFE INS CO	0.30
50,000,000	49,991,750	MetLife Short Term Funding LLC	59157UT26	0.18	06/02/2011	06/02/2011	MET LIFE INS CO	0.21
100,000,000	99,957,778	Nordea North America Inc.	6555P1UF2	0.20	07/15/2011	07/15/2011	NORDEA BK AB	0.43
88,550,000	88,464,328	Nordea North America Inc.	6555P1W60	0.27	09/06/2011	09/06/2011	NORDEA BK AB	0.38
129,106,000	129,057,227	Rabobank USA Financial Corp.	74977LU70	0.20	07/07/2011	07/07/2011	RABOBANK	0.55
250,000,000	249,994,792	Royal Bank of Scotland PLC	78009SS30	0.25	05/03/2011	05/03/2011	ROYAL BK SCOTLD	1.07
225,000,000	224,995,250	Societe Generale North America, Inc.	83365SS20	0.39	05/02/2011	05/02/2011	SOCIETE GENERAL	0.96
200,000,000	199,994,500	Societe Generale North America, Inc.	83365SS38	0.33	05/03/2011	05/03/2011	SOCIETE GENERAL	0.86
300,000,000	299,898,667	Societe Generale North America, Inc.	83365ST11	0.39	06/01/2011	06/01/2011	SOCIETE GENERAL	1.29
60,000,000	59,975,300	Societe Generale North America, Inc.	83365ST86	0.39	06/08/2011	06/08/2011	SOCIETE GENERAL	0.26
50,000,000	49,985,764	Societe Generale North America, Inc.	83365STA1	0.25	06/10/2011	06/10/2011	SOCIETE GENERAL	0.21
140,000,000	139,917,867	Societe Generale North America, Inc.	83365SU50	0.32	07/05/2011	07/05/2011	SOCIETE GENERAL	0.60
154,000,000	153,970,227	Svenska Handelsbanken, Inc.	86958USQ8	0.29	05/24/2011	05/24/2011	SVENSKA	0.66
100,000,000	99,950,056	Svenska Handelsbanken, Inc.	86958GU11	0.29	07/01/2011	07/01/2011	SVENSKA	0.43
125,000,000	124,910,833	Svenska Handelsbanken, Inc.	86958GVF9	0.24	08/15/2011	08/15/2011	SVENSKA	0.54

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 5 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Financial Company Commercial Paper								
COMMERCIAL PAPER								
100,000,000	99,901,917	Westpac Banking Corp.	9612C1VF1	0.33	08/15/2011	08/15/2011	WESTPAC BKG	0.43
3,982,931,000	**3,981,493,429**	**Commercial Paper**						**17.07**
FINANCIAL COMPANY CP (INTEREST-BEARING)								
150,000,000	150,000,000	Westpac Banking Corp.	9612C4BQ3	0.25	05/02/2011	11/07/2011	WESTPAC BKG	0.64
150,000,000	**150,000,000**	**Financial Company CP (Interest-Bearing)**						**0.64**
4,132,931,000	**4,131,493,429**	**Financial Company Commercial Paper Total**						**17.71**
Other Commercial Paper								
COMMERCIAL PAPER								
75,000,000	74,884,167	Google Inc.	38259LWG2	0.41	09/16/2011	09/16/2011	GOOGLE INC	0.32
75,000,000	**74,884,167**	**Commercial Paper**						**0.32**
TAX-FREE COMMERCIAL PAPER								
11,103,000	11,103,000	Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Commercial Paper RN (LOC-TD Bank, N.A.)	57584RDB7	0.27	05/03/2011	05/03/2011	TD BANK NA	0.05
11,103,000	**11,103,000**	**Tax-Free Commercial Paper**						**0.05**
86,103,000	**85,987,167**	**Other Commercial Paper Total**						**0.37**
Other Instrument								
CALL DEPOSIT ACCOUNT								
250,000,000	250,000,000	Santander UK PLC	00122510D	0.30	04/30/2011	04/30/2011	BANCO SANTANDER	1.07
250,000,000	**250,000,000**	**Call Deposit Account**						**1.07**
TIME DEPOSIT								
530,404,468	530,404,468	Barclays Bank PLC Cayman Islands	N/A	0.08	05/02/2011	05/02/2011	BARCLAYS BK	2.27
225,000,000	225,000,000	Chase Bank USA, N.A. Cayman Islands	N/A	0.05	05/02/2011	05/02/2011	JP MORGAN	0.96
275,000,000	275,000,000	CIBC World Markets Corp. Cayman Islands	N/A	0.08	05/02/2011	05/02/2011	CANADIAN IMP BK	1.18
400,000,000	400,000,000	Svenska Handelsbanken AB Cayman Islands	N/A	0.09	05/02/2011	05/02/2011	SVENSKA	1.71
1,430,404,468	**1,430,404,468**	**Time Deposit**						**6.13**
1,680,404,468	**1,680,404,468**	**Other Instrument Total**						**7.20**

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 6 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Other Note								
BANK NOTE								
200,000,000	200,000,000	Royal Bank of Canada	78008FBA1	0.31	07/01/2011	04/30/2012	ROYAL BK OF CDA	0.86
200,000,000	**200,000,000**	**Bank Note**						**0.86**
MEDIUM TERM NOTE								
140,000,000	140,369,458	ANZ National (Int'l) Ltd.	00182EAK5	0.36	06/23/2011	09/23/2011	ANZ BKG GRP	0.60
75,000,000	75,063,351	European Investment Bank	298785EP7	0.72	05/16/2011	05/16/2011	EURO INVT BK	0.32
35,000,000	35,199,970	European Investment Bank	298785DX1	0.73	06/15/2011	06/15/2011	EURO INVT BK	0.15
75,000,000	75,462,372	ING Bank N.V.	45324QAA4	0.34	05/09/2011	02/09/2012	ING BANK NV	0.32
100,000,000	100,000,000	International Bank for Reconstruction & Development	459058AT0	0.28	05/13/2011	07/13/2011	IBRD	0.43
100,000,000	100,486,917	Kreditanstalt fuer Wiederaufbau	500769CV4	0.69	06/27/2011	06/27/2011	KREDITANSTALT	0.43
105,000,000	105,390,111	Lloyds TSB Bank PLC	XS0402089410	0.34	06/02/2011	12/02/2011	LLOYDS TSB	0.45
65,000,000	65,035,075	Rabobank Nederland	74977RBT0	0.31	05/05/2011	08/05/2011	RABOBANK	0.28
695,000,000	**697,007,254**	**Medium Term Note**						**2.98**
MEDIUM TERM NOTE (EXTENDABLE)								
50,000,000	50,000,000	Rabobank Nederland	74977RBR4	0.39	05/16/2011	03/16/2012	RABOBANK	0.21
150,000,000	150,000,000	Westpac Banking Corp.	91621CBS9	0.34	07/07/2011	05/07/2012	WESTPAC BKG	0.64
200,000,000	**200,000,000**	**Medium Term Note (Extendable)**						**0.86**
1,095,000,000	**1,097,007,254**	**Other Note Total**						**4.69**
Other Repurchase Agreement								
REPURCHASE AGREEMENT								
61,674,403	61,674,403	RBS Securities Inc.	N/A	0.03	05/02/2011	05/02/2011	US GOVT COLLATERAL	0.26
493,107,712	493,107,712	Wells Fargo Securities, LLC	N/A	0.05	05/02/2011	05/02/2011	US GOVT COLLATERAL	2.11
554,782,115	**554,782,115**	**Repurchase Agreement**						**2.38**
REPURCHASE AGREEMENT NON-GOVT								
231,500,000	231,500,000	Wells Fargo Securities, LLC	N/A	0.20	05/02/2011	05/02/2011	WELLS FARGO	0.99
231,500,000	**231,500,000**	**Repurchase Agreement Non-Govt**						**0.99**
786,282,115	**786,282,115**	**Other Repurchase Agreement Total**						**3.37**

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 7 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
19,200,000	19,200,000	Wisconsin (State of) Health & EFA, (Medical College of WI); Series 2008B, Ref. VRD RB (LOC-U.S. Bank, N.A.)	97710BDK5	0.20	05/06/2011	05/06/2011	US BANK	0.08
17,450,000	17,450,000	Alexandria (City of) Virginia IDA (Goodwin House); Series 2005, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)	015312DB4	0.23	05/02/2011	04/30/2011	WELLS FARGO	0.07
6,310,000	6,310,000	Alexandria (City of), Virginia IDA (Amer Acad of Otolaryngology);Series 2008B,VRD HQ Facil RB (LOC-Bank of America, N.A.)	01530LAB6	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
6,505,000	6,505,000	Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC-Bank of America, N.A.)	015312CL3	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
15,000,000	15,000,000	Allegheny (County of), Pennsylvania Hos Dev Auth (Univ Pittsburgh Med Center); Series 2010B1,VRD RB (LOC-Deutsche Bank AG)	01728AY42	0.23	05/06/2011	05/06/2011	DEUTSCHE BANK	0.06
7,500,000	7,500,000	Allegheny (County of), Pennsylvania Hos Dev Auth (Univ Pittsburgh Med Center);Series 2010C,VRD RB (LOC-PNC Bank N.A.)	01728AY67	0.24	05/06/2011	05/06/2011	PNC BANK	0.03
2,825,000	2,825,000	Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-FNMA)	01728AA30	0.27	05/06/2011	05/06/2011	FNMA	0.01
7,400,000	7,400,000	Apache (County of), Arizona IDA (Tucson Electric Power Co.-Springerville);Series 1983B,VRD IDR(LOC-Bank of New York Mellon)	037435AL8	0.27	05/06/2011	05/06/2011	BANK OF NY/MELN	0.03
21,930,000	21,930,000	Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC- Lloyds TSB Bank PLC)	04048RAA4	0.25	05/06/2011	05/06/2011	LLOYDS TSB	0.09
7,060,000	7,060,000	Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC-Wells Fargo Bank, N.A.)	047849AD6	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.03
24,025,000	24,025,000	Aurora (City of), Colorado (Children's Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)	05155XBV0	0.25	05/06/2011	05/06/2011	WELLS FARGO	0.10
3,350,000	3,350,000	Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	052425GJ8	0.27	05/06/2011	05/06/2011	FNMA	0.01
4,550,000	4,550,000	Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)	052218AC8	0.27	05/06/2011	05/06/2011	JP MORGAN	0.02
8,500,000	8,500,000	Beaver (County of), Pennsylvania IDA (Metropolitan Edison Co.); Series 2005A, Ref. VRD PCR (LOC-Bank of Nova Scotia)	074876GP2	0.29	05/06/2011	05/06/2011	BANK OF NOVA SC	0.04
2,000,000	2,000,000	Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)	098792AN4	0.26	05/06/2011	05/06/2011	WELLS FARGO	0.01
34,385,000	34,385,000	Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)	103462BD8	0.25	05/06/2011	05/06/2011	PNC BANK	0.15
3,530,000	3,530,000	Bridgeton (City of), Missouri IDA (Formtek Metal Processing); Series 2005, VRD Priv. Activity RB (LOC-Bank of America, N.A.)	108466AC7	0.47	05/06/2011	05/06/2011	BANK OF AMERICA	0.02
12,200,000	12,200,000	Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC-PNC Bank, N.A.)	112512AA6	0.28	05/06/2011	05/06/2011	PNC BANK	0.05
26,600,000	26,600,000	Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.)	11861MAC0	0.24	05/06/2011	05/06/2011	PNC BANK	0.11
8,535,000	8,535,000	Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)	123548AA7	0.26	05/06/2011	05/06/2011	US BANK	0.04

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 8 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
1,950,000	1,950,000	Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.)	12355LAA7	0.28	05/06/2011	05/06/2011	PNC BANK	0.01
12,385,000	12,385,000	Cambridge (City of), Ohio Hospital Facs. (Southeastern Ohio Regional Medical Center); Series 2001, Ref VRD Imprvmt RB (LOC-PNC Bank, N.A.)	132469AB3	0.28	05/06/2011	05/06/2011	PNC BANK	0.05
2,010,000	2,010,000	Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	147076BD4	0.26	05/06/2011	05/06/2011	FNMA	0.01
23,555,000	23,555,000	Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.)	154123VP5	0.22	05/06/2011	05/06/2011	JP MORGAN	0.10
2,645,000	2,645,000	Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.)	159140AF9	0.27	05/06/2011	05/06/2011	US BANK	0.01
2,425,000	2,425,000	Charlottesville (City of), Virginia IDA (University of Virginia Foundation); Series 2006 B, VRD Ed. Fac RB (LOC-Wells Fargo Bank, N.A.)	161072AB9	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
3,175,000	3,175,000	Chattanooga (City of), Tennessee Health, Educational & Housing Facility Brd (Windridge Apts); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	162404CZ8	0.27	05/06/2011	05/06/2011	FNMA	0.01
21,400,000	21,400,000	Chester (County of), Pennsylvania IDA (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.)	165588BT0	0.26	05/02/2011	04/30/2011	WELLS FARGO	0.09
21,490,000	21,490,000	Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO (LOC-Bank of America, N.A.)	167486GD5	0.28	05/02/2011	04/30/2011	BANK OF AMERICA	0.09
17,980,000	17,980,000	Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.)	167486GF0	0.25	05/02/2011	04/30/2011	NORTHERN TRUST	0.08
5,000,000	5,000,000	Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)	181004DX7	0.27	05/06/2011	05/06/2011	JP MORGAN	0.02
25,275,000	25,275,000	Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Bldg LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)	186103BX4	0.24	05/06/2011	05/06/2011	PNC BANK	0.11
1,800,000	1,800,000	Cobb (County of), Georgia Dev. Auth. (Mt. Paran Christian School, Inc.); Series 2002, VRD Ed. Fac. RB (LOC-Wells Fargo Bank, N.A.)	190782AB8	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
13,000,000	13,000,000	Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC-Bank of America, N.A.)	19247TAA7	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.06
9,000,000	9,000,000	Colorado (State of) Educational & Cultural Facilities Auth (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)	19645RBZ3	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.04
3,535,000	3,535,000	Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)	19645RHC8	0.24	05/06/2011	05/06/2011	US BANK	0.02
5,420,000	5,420,000	Colorado (State of) Educational & Cultural Facilities Authority (King's Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)	19645RHW4	0.24	05/06/2011	05/06/2011	US BANK	0.02
26,435,000	26,435,000	Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC-Bank of America, N.A.)	19645RCD1	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.11
16,510,000	16,510,000	Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC-Bank of America, N.A.)	196474QS2	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.07
610,000	610,000	Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.)	196474K66	0.27	05/06/2011	05/06/2011	US BANK	0.00

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 9 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
8,600,000	8,600,000	Colorado (State of) HFA (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC-Royal Bank of Canada)	1964738R6	0.23	05/06/2011	05/06/2011	ROYAL BK OF CDA	0.04
2,100,000	2,100,000	Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP-FNMA)	196478YA3	0.23	05/06/2011	05/06/2011	FNMA	0.01
5,650,000	5,650,000	Colorado Springs (City of), Colorado (Pikes Peak Mental Hlth Cntr Select Services, Inc);Series2003,VRD Oblig RB (LOC-Wells Fargo Bank, N.A.)	196594HP3	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.02
8,705,000	8,705,000	Columbia (County of), Georgia Res Care for The Elderly Auth (Augusta Res Cntr on Aging Inc.); Series 1990, VRD (LOC-Wells Fargo Bank, N.A.)	197478AA8	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.04
630,000	630,000	Columbus (City of), Ohio Regional Airport Auth. (OASBO Expanded Asset Pooled Fin.); Sr. Series2004 A,VRD Cap. Fndg RB (LOC-U.S. Bank, N.A.)	199546BL5	0.26	05/06/2011	05/06/2011	US BANK	0.00
20,590,000	20,590,000	Connecticut (State of) Health & EFA (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	20774LS89	0.24	05/06/2011	05/06/2011	JP MORGAN	0.09
44,605,000	44,605,000	Connecticut (State of) Health & EFA (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	20774UVY8	0.24	05/06/2011	05/06/2011	JP MORGAN	0.19
3,165,000	3,165,000	Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	221132AC7	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
17,000,000	17,000,000	Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)	232267AC8	0.25	05/06/2011	05/06/2011	PNC BANK	0.07
7,070,000	7,070,000	Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.)	232263DJ9	0.25	05/06/2011	05/06/2011	PNC BANK	0.03
30,075,000	30,075,000	Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hosp Fac RB (LOC-PNC Bank, N.A.)	23226LAD5	0.25	05/06/2011	05/06/2011	PNC BANK	0.13
6,000,000	6,000,000	Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.)	23409VDP2	0.35	05/06/2011	05/06/2011	WELLS FARGO	0.03
10,100,000	10,100,000	Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)	246387MJ0	0.28	05/06/2011	05/06/2011	PNC BANK	0.04
3,845,000	3,845,000	Delaware (State of) Economic Development Authority(Goodwill Industries of Delaware & Delaware Cnty);Series 2006,VRD RB (LOC-PNC Bank, N.A.)	246387MK7	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
14,640,000	14,640,000	Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.)	246388PZ9	0.25	05/06/2011	05/06/2011	PNC BANK	0.06
15,500,000	15,500,000	Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.)	246352FB9	0.25	05/06/2011	05/06/2011	PNC BANK	0.07
5,060,000	5,060,000	Denham Springs (City of), Louisiana Eco Dev Dist (Bass Pro Shops); Series 2007 A, VRD Sales Tax Incremnt RB (LOC-JPMorgan Chase Bank, N.A.)	248259AA1	0.25	05/06/2011	05/06/2011	JP MORGAN	0.02
28,825,000	28,825,000	Denham Springs (City of), Louisiana Econ Dev District (Bass Pro Shops); Series 2007 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	248259AE3	0.25	05/06/2011	05/06/2011	JP MORGAN	0.12
860,000	860,000	District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.)	254839E66	0.35	05/06/2011	05/06/2011	BANK OF AMERICA	0.00
18,080,000	18,080,000	District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC-Bank of America, N.A.)	2548394G5	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.08
6,730,000	6,730,000	District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)	2548392P7	0.25	05/06/2011	05/06/2011	PNC BANK	0.03

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 10 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
8,500,000	8,500,000	District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)	2548392M4	0.25	05/06/2011	05/06/2011	PNC BANK	0.04
14,802,000	14,802,000	District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)	254839RV7	0.40	05/06/2011	05/06/2011	BANK OF AMERICA	0.06
78,553,000	78,553,000	District of Columbia; Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC-JPMorgan Chase Bank, N.A.)	25476FKA5	0.27	05/06/2011	05/06/2011	JP MORGAN	0.34
5,900,000	5,900,000	District of Columbia; Series 2008C-1, Ref. VRD Unlimited Tax GO (LOC-TD Bank, N.A.)	25476FJZ2	0.24	05/06/2011	05/06/2011	TD BANK NA	0.03
5,000,000	5,000,000	Douglas (County of), Nebraska Hospital Authority No. 2 (Children's Hospital Oblig. Grp); Series 2008 A, Ref. VRD Health Facs. RB (LOC-U.S. Bank, N.A.)	259230KT6	0.28	05/02/2011	04/30/2011	US BANK	0.02
13,830,000	13,830,000	DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)	262668AA4	0.24	05/06/2011	05/06/2011	US BANK	0.06
5,275,000	5,275,000	Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	267154BG6	0.27	05/06/2011	05/06/2011	FHLMC	0.02
10,000,000	10,000,000	Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.)	291147CE4	0.29	05/06/2011	05/06/2011	WELLS FARGO	0.04
27,470,000	27,470,000	Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)	291380MC4	0.26	05/06/2011	05/06/2011	US BANK	0.12
4,200,000	4,200,000	Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC-PNC Bank, N.A.)	295435AA9	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
4,400,000	4,400,000	Erie (County of), Pennsylvania Hospital Authority(Hamot Health Foundation); Series 2008 VRD RB, (LOC-PNC Bank, N.A.)	295200TK5	0.25	05/02/2011	04/30/2011	PNC BANK	0.02
13,990,000	13,990,000	Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)	312468BP5	0.25	05/06/2011	05/06/2011	PNC BANK	0.06
5,500,000	5,500,000	Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC-Harris N.A.)	34061SAB9	0.29	05/06/2011	05/06/2011	HARRIS NA	0.02
2,525,000	2,525,000	Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.)	34073XAB4	0.21	05/06/2011	05/06/2011	WELLS FARGO	0.01
3,200,000	3,200,000	Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	34073JBQ1	0.25	05/06/2011	05/06/2011	FHLMC	0.01
3,780,000	3,780,000	Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	34353PAB2	0.27	05/06/2011	05/06/2011	FNMA	0.02
14,280,000	14,280,000	Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002B, Ref. VRD Health Care Fac & Imp RB (LOC-PNC Bank, N.A.)	353180GB2	0.28	05/06/2011	05/06/2011	PNC BANK	0.06
17,700,000	17,700,000	Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Fac. & Improvement RB (LOC-U.S. Bank N.A.)	353186Q69	0.23	05/06/2011	05/06/2011	US BANK	0.08
3,435,000	3,435,000	Fulton (County of), Georgia Dev. Auth. (Catholic Education of North GA, Inc.); Series 2002, VRD Ed. Fac. RB (LOC-Wells Fargo Bank, N.A.)	36004PAF1	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
4,965,000	4,965,000	Georgia (State of) Private Coll & Univ Auth (Agnes Scott College); Series 2004 B, Ref VRD Edu Fac RB (LOC-Wells Fargo Bank, N.A.)	74269JAA7	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.02

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 11 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
7,300,000	7,300,000	Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC)	375902AG8	0.26	05/06/2011	05/06/2011	BARCLAYS BK	0.03
10,000,000	10,000,000	Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	378905AS2	0.26	05/06/2011	05/06/2011	FHLMC	0.04
12,035,000	12,035,000	Grand Valley State University Board of Trustees Series 2008B, Gen Rev RB (LOC-US Bank N.A.)	386545HB6	0.22	05/06/2011	05/06/2011	US BANK	0.05
4,100,000	4,100,000	Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	403735AG8	0.29	05/06/2011	05/06/2011	FNMA	0.02
4,470,000	4,470,000	Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC-U.S. Bank, N.A.)	407272G49	0.26	05/06/2011	05/06/2011	US BANK	0.02
10,500,000	10,500,000	Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)	407272J38	0.25	05/06/2011	05/06/2011	PNC BANK	0.05
4,900,000	4,900,000	Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System); Series 2008D-2, Ref.VRD RB (LOC-U.S. Bank, N.A.)	41077RAC6	0.25	05/06/2011	05/06/2011	US BANK	0.02
25,000,000	25,000,000	Harris (County of), Texas Cultural Ed Fac Fin Corp (Memorial Hermann Healthcare Sys); Series 2008C, Ref VRD RB (LOC-Wells Fargo Bank, N.A.)	414009BB5	0.25	05/06/2011	05/06/2011	WELLS FARGO	0.11
4,800,000	4,800,000	Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)	41415WBT8	0.26	05/06/2011	05/06/2011	JP MORGAN	0.02
3,990,000	3,990,000	Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.)	415245AC3	0.28	05/06/2011	05/06/2011	US BANK	0.02
7,800,000	7,800,000	Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apts);Series 2002, Ref.VRD MFH RB (CEP-FHLMC)	415690MM5	0.23	05/06/2011	05/06/2011	FHLMC	0.03
3,785,000	3,785,000	Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)	422230CA8	0.23	05/06/2011	05/06/2011	JP MORGAN	0.02
18,005,000	18,005,000	Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt);Series 2007B, VRD RB (LOC-Bank of Montreal)	431022QR6	0.24	05/06/2011	05/06/2011	BK OF MONTREAL	0.08
42,935,000	42,935,000	Highlands (County of), Florida HFA (Adventist Health System/Sunbelt Oblig Grp); Series 2006 B-3, Ref. VRD RB (LOC-U.S. Bank, N.A.)	431022KZ4	0.23	05/06/2011	05/06/2011	US BANK	0.18
8,350,000	8,350,000	Highlands (County of), Florida HFA (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.)	431022EQ1	0.24	05/06/2011	05/06/2011	PNC BANK	0.04
8,000,000	8,000,000	Highlands (County of), Florida HFA (Adventist Health System/Sunbelt); Series 2005 E, VRD RB (LOC-Credit Agricole S.A.)	431022QT2	0.22	05/06/2011	05/06/2011	CREDIT AGRICOLE	0.03
4,350,000	4,350,000	Hillsborough (County of), Florida IDA (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of America, N.A.)	431903AY9	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.02
4,045,000	4,045,000	Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)	442042CN5	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.02
2,550,000	2,550,000	Illinois (State of) Finance Auth (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-Harris N.A.)	451908JA6	0.30	05/06/2011	05/06/2011	HARRIS NA	0.01
12,790,000	12,790,000	Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)	45200FDZ9	0.25	05/06/2011	05/06/2011	PNC BANK	0.05

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 12 of 25 Invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
7,800,000	7,800,000	Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC-JPMorgan Chase Bank, N.A.)	452033AG8	0.26	05/06/2011	05/06/2011	JP MORGAN	0.03
3,135,000	3,135,000	Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200BYK8	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
9,700,000	9,700,000	Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200FFX2	0.27	05/06/2011	05/06/2011	JP MORGAN	0.04
12,400,000	12,400,000	Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.)	45200BW79	0.28	05/06/2011	05/06/2011	HARRIS NA	0.05
5,000,000	5,000,000	Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	45200F3Q0	0.26	05/06/2011	05/06/2011	FHLB	0.02
7,200,000	7,200,000	Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.)	452008UN3	0.25	05/06/2011	05/06/2011	NORTHERN TRUST	0.03
1,400,000	1,400,000	Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.)	451887UJ0	0.29	05/06/2011	05/06/2011	HARRIS NA	0.01
1,600,000	1,600,000	Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200BVC9	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
5,330,000	5,330,000	Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200BVD7	0.27	05/06/2011	05/06/2011	JP MORGAN	0.02
7,565,000	7,565,000	Illinois (State of) Finance Authority (Mercy Alliance, Inc. Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.)	45200BLQ9	0.24	05/06/2011	05/06/2011	US BANK	0.03
250,000	250,000	Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.)	45202JAA7	0.34	05/06/2011	05/06/2011	BANK OF AMERICA	0.00
3,300,000	3,300,000	Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	452001Q78	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
15,000,000	15,000,000	Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200BMY1	0.27	05/06/2011	05/06/2011	JP MORGAN	0.06
42,900,000	42,900,000	Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)	45200FWG0	0.26	05/06/2011	05/06/2011	PNC BANK	0.18
6,000,000	6,000,000	Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.)	45200FWE5	0.29	05/06/2011	05/06/2011	WELLS FARGO	0.03
8,765,000	8,765,000	Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC-Bank of America, N.A.)	45200PXC6	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.04
10,000,000	10,000,000	Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200FYG8	0.27	05/06/2011	05/06/2011	JP MORGAN	0.04
7,975,000	7,975,000	Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45188R2N8	0.27	05/06/2011	05/06/2011	JP MORGAN	0.03
2,845,000	2,845,000	Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	451908J57	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
7,500,000	7,500,000	Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200FF87	0.23	05/06/2011	05/06/2011	JP MORGAN	0.03

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 13 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
17,600,000	17,600,000	Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200FF95	0.23	05/06/2011	05/06/2011	JP MORGAN	0.08
1,450,000	1,450,000	Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	452008WP6	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
5,200,000	5,200,000	Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC-Bank of America, N.A.)	45200LAS5	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.02
6,285,000	6,285,000	Illinois (State of) Finance Authority (St. Xavier University); Series 2002 A, VRD RB (LOC-Bank of America, N.A.)	4520014D9	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
3,030,000	3,030,000	Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.)	45200BYZ5	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.01
100,000	100,000	Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004A, VRD RB (LOC-FHLB of Chicago)	45200BJD1	0.49	05/06/2011	05/06/2011	FHLB	0.00
8,200,000	8,200,000	Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.)	452001QN3	0.27	05/06/2011	05/06/2011	NORTHERN TRUST	0.04
10,950,000	10,950,000	Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.)	45200FVC0	0.19	05/06/2011	05/06/2011	NORTHERN TRUST	0.05
50,145,000	50,145,000	Illinois (State of) Finance Authority (The Children's Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45200FGQ6	0.27	05/06/2011	05/06/2011	JP MORGAN	0.21
2,100,000	2,100,000	Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank, N.A.)	452001L81	0.29	05/06/2011	05/06/2011	CITIGROUP	0.01
5,600,000	5,600,000	Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC-Harris N.A.)	45188AAV8	0.29	05/06/2011	05/06/2011	HARRIS NA	0.02
10,600,000	10,600,000	Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.)	45188RQL6	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.05
5,800,000	5,800,000	Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-Harris N.A.)	45188RWL9	0.27	05/06/2011	05/06/2011	HARRIS NA	0.02
4,200,000	4,200,000	Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-Harris N.A.)	45200BHQ4	0.25	05/06/2011	05/06/2011	HARRIS NA	0.02
2,590,000	2,590,000	Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)	45203LAH6	0.31	05/06/2011	05/06/2011	US BANK	0.01
1,000,000	1,000,000	Indiana (State of) DFA (Eiteljorg Museum of American Indians & Western Art, Inc);Series 2004, VRD Edu Fac RB (LOC-JPMorgan Chase Bank, N.A.)	45504REU6	0.27	05/06/2011	05/06/2011	JP MORGAN	0.00
1,075,000	1,075,000	Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	455048S33	0.27	05/06/2011	05/06/2011	JP MORGAN	0.00
5,580,000	5,580,000	Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC-PNC Bank, N.A.)	455057LG2	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
14,225,000	14,225,000	Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.)	455057US6	0.28	05/06/2011	05/06/2011	PNC BANK	0.06
51,000,000	51,000,000	Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.)	45471AAM4	0.25	05/06/2011	05/06/2011	PNC BANK	0.22

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 14 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Variable Rate Demand Note

TAX-FREE VARIABLE RATE DEMAND NOTE

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
2,975,000	2,975,000	Indiana (State of) Finance Authority (Howard Regional Health System); Series2005 VRD Hospital RB (LOC-Harris N.A.)	45479RAC1	0.28	05/02/2011	04/30/2011	HARRIS NA	0.01
9,335,000	9,335,000	Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.)	45505RBK0	0.28	05/06/2011	05/06/2011	PNC BANK	0.04
29,300,000	29,300,000	Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2008B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	45470YAB7	0.24	05/06/2011	05/06/2011	JP MORGAN	0.13
18,560,000	18,560,000	Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2008I, Ref. VRD RB (LOC- Wells Fargo Bank, N.A.)	45470YBL4	0.25	05/06/2011	05/06/2011	WELLS FARGO	0.08
5,825,000	5,825,000	Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);Series 2008J, Ref.VRD RB (LOC- Wells Fargo Bank, N.A.)	45470YBN0	0.22	05/06/2011	05/06/2011	WELLS FARGO	0.02
7,200,000	7,200,000	Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC-Bank of America, N.A.)	4547975E7	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
14,000,000	14,000,000	Indianapolis (City of), Indiana (Capital Place Apts, Covington Square Apts & The Woods at Oak Crossing); Series 2008,VRD MFH RB (CEP-FNMA)	45528TAF1	0.24	05/06/2011	05/06/2011	FNMA	0.06
2,000,000	2,000,000	Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)	46246JJM8	0.26	05/06/2011	05/06/2011	FHLMC	0.01
3,000,000	3,000,000	Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.)	462460PA8	0.27	05/02/2011	04/30/2011	BANK OF AMERICA	0.01
5,500,000	5,500,000	Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC-Harris N.A.)	462460F43	0.24	05/06/2011	05/06/2011	HARRIS NA	0.02
22,900,000	22,900,000	Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC-U.S. Bank, N.A.)	46873RAE7	0.27	05/06/2011	05/06/2011	US BANK	0.10
3,970,000	3,970,000	Jackson (City of), Tennessee Health, Educational & Hsg. Fac. Board (Post House Jackson Apartmts); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	468741BN2	0.27	05/06/2011	05/06/2011	FNMA	0.02
8,330,000	8,330,000	Jackson (County of), Michigan Eco. Dev. Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Ltd Oblig. RB (LOC-Bank of America, N.A.)	467145BL1	0.31	05/02/2011	04/30/2011	BANK OF AMERICA	0.04
1,000,000	1,000,000	Jackson (County of), Missouri IDA (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.)	46737RAC7	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.00
19,500,000	19,500,000	Kendall (County of), Texas Health Fac Dev Corp (Morningside Ministries) Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.)	488726AC4	0.27	05/06/2011	05/06/2011	JP MORGAN	0.08
7,500,000	7,500,000	Kentucky (State of) Eco Dev Fin Auth (St. Elizabeth Med Center); Series 2009B, Ref. VRD Hosp Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	49126KGK1	0.25	05/06/2011	05/06/2011	JP MORGAN	0.03
12,605,000	12,605,000	Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.)	513886SS1	0.28	05/02/2011	04/30/2011	US BANK	0.05
11,100,000	11,100,000	Lancaster (County of), Pennsylvania IDA (Willow Valley Retirement Comm); Series 2009C, VRD RB (LOC-PNC Bank, N.A.)	514349CF4	0.25	05/06/2011	05/06/2011	PNC BANK	0.05
3,900,000	3,900,000	Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.)	52385LCM9	0.25	05/06/2011	05/06/2011	NORTHERN TRUST	0.02
1,940,000	1,940,000	Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)	543611AA5	0.28	05/06/2011	05/06/2011	US BANK	0.01

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 15 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
8,575,000	8,575,000	Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)	545910AN1	0.23	05/06/2011	05/06/2011	PNC BANK	0.04
4,815,000	4,815,000	Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)	550708AB7	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
3,785,000	3,785,000	Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)	55072RAA5	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
5,035,000	5,035,000	Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)	550697SF4	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
4,305,000	4,305,000	Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.)	551316AA0	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
4,425,000	4,425,000	Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apts); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	567663EE5	0.26	05/06/2011	05/06/2011	FHLMC	0.02
2,000,000	2,000,000	Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	567663HD4	0.26	05/06/2011	05/06/2011	FHLMC	0.01
1,870,000	1,870,000	Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)	574205GD6	0.28	05/06/2011	05/06/2011	PNC BANK	0.01
26,400,000	26,400,000	Maryland (State of) Health & Higher Educational Facilities Auth (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.)	574217U37	0.25	05/06/2011	05/06/2011	PNC BANK	0.11
34,000,000	34,000,000	Maryland (State of) Health & Higher Educational Facilities Auth (Univ of Maryland Medical System); Series 2008C,VRD RB (LOC-PNC Bank, N.A.)	574217U94	0.25	05/06/2011	05/06/2011	PNC BANK	0.15
7,500,000	7,500,000	Maryland (State of) Health & Higher Educational Facilities Auth. (Pooled Loan Prgm); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	574215RD3	0.26	05/06/2011	05/06/2011	JP MORGAN	0.03
5,360,000	5,360,000	Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)	574217G33	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
3,535,000	3,535,000	Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)	574217T70	0.26	05/06/2011	05/06/2011	PNC BANK	0.02
2,295,000	2,295,000	Maryland (State of) Health and Higher Ed Facilities Auth (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank N.A.)	574217L86	0.28	05/06/2011	05/06/2011	PNC BANK	0.01
4,900,000	4,900,000	Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)	57583RWJ0	0.26	05/06/2011	05/06/2011	TD BANK NA	0.02
53,840,000	53,840,000	Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC-Bank of America, N.A.)	57583F6G1	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.23
7,375,000	7,375,000	Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)	57583RUU7	0.24	05/06/2011	05/06/2011	TD BANK NA	0.03
8,700,000	8,700,000	Massachusetts (State of) Health & EFA (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	57586CY90	0.25	05/06/2011	05/06/2011	JP MORGAN	0.04
54,800,000	54,800,000	Massachusetts (State of) Health & EFA (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.)	57586CZ24	0.25	05/06/2011	05/06/2011	BANK OF AMERICA	0.23
8,700,000	8,700,000	Massachusetts (State of) Health & EFA (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.)	57586C7U3	0.22	05/06/2011	05/06/2011	TD BANK NA	0.04

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 16 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
1,135,000	1,135,000	Massachusetts (State of) Heatlth & EFA (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC-Bank of America, N.A.)	57585JGD7	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.00
6,545,000	6,545,000	Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)	59064MAY6	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.03
5,000,000	5,000,000	Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007B, Ref VRD RB (LOC-JPMorgan Chase Bank, N.A.)	594519K82	0.26	05/06/2011	05/06/2011	JP MORGAN	0.02
20,755,000	20,755,000	Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	59465HJK3	0.26	05/06/2011	05/06/2011	JP MORGAN	0.09
16,140,000	16,140,000	Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	59465HJL1	0.26	05/06/2011	05/06/2011	JP MORGAN	0.07
34,525,000	34,525,000	Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	59465HJM9	0.26	05/06/2011	05/06/2011	JP MORGAN	0.15
50,400,000	50,400,000	Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	594614U56	0.25	05/06/2011	05/06/2011	JP MORGAN	0.22
665,000	665,000	Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC-Bank of America, N.A.)	59469CG98	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.00
20,200,000	20,200,000	Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	597146AG4	0.24	05/06/2011	05/06/2011	JP MORGAN	0.09
18,690,000	18,690,000	Middletown (City of), Ohio (Atrium Medical Center Obligated Group);Series 2008 B,VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	597146AH2	0.24	05/06/2011	05/06/2011	JP MORGAN	0.08
6,370,000	6,370,000	Milwaukee (City of), Wisconsin Redev Auth (Univ of Wisconsin-Milwaukee Kenilworth);Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)	602418AE5	0.26	05/06/2011	05/06/2011	US BANK	0.03
3,690,000	3,690,000	Minnesota (State of) Midwest Consortium of Municipal Utilities (MN Municipal Utilities Assoc.); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)	59831LAA2	0.28	05/06/2011	05/06/2011	US BANK	0.02
5,000,000	5,000,000	Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	605097AH7	0.29	05/06/2011	05/06/2011	FNMA	0.02
1,500,000	1,500,000	Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)	605279GE2	0.26	05/06/2011	05/06/2011	WELLS FARGO	0.01
14,570,000	14,570,000	Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.)	60527UAA9	0.23	05/06/2011	05/06/2011	US BANK	0.06
14,750,000	14,750,000	Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008A, VRD RB (LOC- JPMorgan Chase Bank, N.A.)	605279JK5	0.28	05/06/2011	05/06/2011	JP MORGAN	0.06
3,950,000	3,950,000	Missouri (State of) Health & EFA (Lutheran Church Ext. Fund - Synod Loan); Series 2004 A, VRD RB (LOC-Bank of America, N.A.)	606901P83	0.28	05/02/2011	04/30/2011	BANK OF AMERICA	0.02
7,000,000	7,000,000	Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC-Westpac Banking Corp.)	607152BH7	0.23	05/06/2011	05/06/2011	WESTPAC BKG	0.03
8,895,000	8,895,000	Mobile(City of),Alabama Infirmary Health Sys Special Care Fac Fin Auth (Infirmary Health System);Series 2010B,VRD RB (LOC-Deutsche Bank AG)	45663NBA9	0.24	05/06/2011	05/06/2011	DEUTSCHE BANK	0.04
52,500,000	52,500,000	Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)	610530EP8	0.23	05/06/2011	05/06/2011	JP MORGAN	0.23

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 17 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
6,675,000	6,675,000	Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.)	613352AR4	0.28	05/06/2011	05/06/2011	PNC BANK	0.03
4,450,000	4,450,000	Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)	613515CT0	0.27	05/06/2011	05/06/2011	US BANK	0.02
3,750,000	3,750,000	Montgomery (County of), Pennsylvania IDA (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)	613609XR2	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
46,500,000	46,500,000	Montgomery (County of), Pennsylvania Industrial Development Authority(Archdiocese of Philadelphia);Series 2008A,VRD RB (LOC-PNC Bank, N.A.)	613609XY7	0.25	05/06/2011	05/06/2011	PNC BANK	0.20
2,865,000	2,865,000	Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP- FNMA)	613643AW5	0.26	05/06/2011	05/06/2011	FNMA	0.01
3,800,000	3,800,000	Montgomery (County of), Tennessee Public Bldg Auth (Tennessee County Loan Pool); Series 1997, VRD Pooled Fin RB (LOC-Bank of America, N.A.)	613679AB5	0.31	05/06/2011	05/06/2011	BANK OF AMERICA	0.02
9,350,000	9,350,000	Moon (Township of), Pennsylvania IDA (YMCA of Greater Pittsburgh);Series 2005,VRD Community Facilities RB (LOC-PNC Bank, N.A.)	61543MAA5	0.28	05/06/2011	05/06/2011	PNC BANK	0.04
13,750,000	13,750,000	Morton Grove (Village of), Illinois (IL Holocaust Museum & Educational Cntr); Series 2006, VRD Cultural Fac. RB (LOC-Bank of America, N.A.)	619271AA7	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.06
6,825,000	6,825,000	Nashville (City of) & Davidson (County of), Tennessee Metro. Govt Ind. Dev Brd (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	592109AH5	0.27	05/06/2011	05/06/2011	FNMA	0.03
6,000,000	6,000,000	New Hampshire (State of) BFA (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.)	64468LAM6	0.27	05/06/2011	05/06/2011	WELLS FARGO	0.03
3,355,000	3,355,000	New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)	644614KR9	0.26	05/06/2011	05/06/2011	PNC BANK	0.01
1,320,000	1,320,000	New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)	6446145X8	0.26	05/06/2011	05/06/2011	TD BANK NA	0.01
15,275,000	15,275,000	New Hampshire (State of) HEFA (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-Bank of America, N.A.)	644614GN3	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.07
41,000,000	41,000,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportaion System RB (LOC-JPMorgan Chase Bank, N.A.)	646136WY3	0.24	05/06/2011	05/06/2011	JP MORGAN	0.18
9,725,000	9,725,000	New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.)	649905DE3	0.25	05/06/2011	05/06/2011	HSBC	0.04
7,455,000	7,455,000	Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)	652002AA4	0.25	05/06/2011	05/06/2011	US BANK	0.03
1,940,000	1,940,000	Newport News (City of), Virginia IDA (Christopher Newport University Foundation); Series 2006, VRD Ed. Fac. RB (LOC-Wells Fargo Bank, N.A.)	652261AA6	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
9,030,000	9,030,000	Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.)	655909BP3	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.04
2,300,000	2,300,000	North Carolina (State of) Cap Fac Fin. (Peace College of Raleigh); Series 2004, VRD Edu Fac RB (LOC-Wells Fargo Bank, N.A.)	65818PDZ9	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
8,340,000	8,340,000	North Carolina (State of) Capital Fac Fin Agency (Pfeiffer University); Series 2006, VRD Edu Fac RB (LOC-Bank of America, N.A.)	65818PEN5	0.24	05/06/2011	05/06/2011	BANK OF AMERICA	0.04

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 18 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
8,075,000	8,075,000	North Carolina (State of) Capital Fac Fin Agency (Warren Wilson College); Series 2006,VRD Edu Fac RB (LOC-Bank of America, N.A.)	65818PEH8	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
6,000,000	6,000,000	North Carolina (State of) Capital Fac Fin Agy (The YMCA of Greater Charlotte); Series 2007 B, VRD Rec Fac RB (LOC-Wells Fargo Bank, N.A.)	658190AC7	0.23	05/06/2011	05/06/2011	WELLS FARGO	0.03
9,055,000	9,055,000	North Carolina (State of) Capital Facilities Fin Agcy (Roman Catholic Diocese of Charlotte); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)	657903LC2	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.04
3,065,000	3,065,000	North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)	65818SAA1	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
7,855,000	7,855,000	North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.)	657903HH6	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
16,035,000	16,035,000	North Carolina (State of) Capital Facilities Finance Agency (St. Mary's School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)	65819GCZ9	0.24	05/06/2011	05/06/2011	WELLS FARGO	0.07
2,885,000	2,885,000	North Carolina (State of) Educational Facilities Fin Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of America, N.A.)	657903JZ4	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.01
11,215,000	11,215,000	North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	65820PCY9	0.25	05/06/2011	05/06/2011	JP MORGAN	0.05
3,945,000	3,945,000	North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.)	660247BU0	0.30	05/02/2011	04/30/2011	BANK OF AMERICA	0.02
13,000,000	13,000,000	North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-JPMorgan Chase Bank, N.A.)	66285WFM3	0.24	05/06/2011	05/06/2011	JP MORGAN	0.06
28,575,000	28,575,000	Northeastern (Region of),Pennsylvania Hospital & Education Auth (Commonwealth Medical College); Series 2009,VRD RB (LOC-PNC Bank, N.A.)	66455NAB6	0.25	05/06/2011	05/06/2011	PNC BANK	0.12
2,045,000	2,045,000	Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	671575AV0	0.26	05/06/2011	05/06/2011	FHLMC	0.01
28,070,000	28,070,000	Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.)	67756BSK7	0.25	05/06/2011	05/06/2011	PNC BANK	0.12
8,365,000	8,365,000	Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.)	67756BFG0	0.24	05/06/2011	05/06/2011	US BANK	0.04
3,815,000	3,815,000	Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago)	676900NB5	0.28	05/06/2011	05/06/2011	FHLB	0.02
7,210,000	7,210,000	Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.)	68258PAA8	0.35	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
9,150,000	9,150,000	Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC)	684906EW6	0.27	05/06/2011	05/06/2011	FHLMC	0.04
72,000,000	72,000,000	Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)	68608JJH5	0.20	05/06/2011	05/06/2011	US BANK	0.31
41,400,000	41,400,000	Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)	686543PY9	0.26	05/06/2011	05/06/2011	WELLS FARGO	0.18
17,135,000	17,135,000	Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)	696547CN6	0.28	05/06/2011	05/06/2011	NORTHERN TRUST	0.07

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 19 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
15,505,000	15,505,000	Parma (City of), Ohio (The Parma Community General Hospital Assoc); Series 2006 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	701747CW5	0.25	05/06/2011	05/06/2011	JP MORGAN	0.07
21,840,000	21,840,000	Parma (City of), Ohio (The Parma Community General Hospital Assoc); Series 2006 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	701747CX3	0.25	05/06/2011	05/06/2011	JP MORGAN	0.09
7,000,000	7,000,000	Pennsylvania (State of) Economic Dev Fin Aut (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.)	708686CF5	0.28	05/06/2011	05/06/2011	PNC BANK	0.03
4,600,000	4,600,000	Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.)	70869PCF2	0.28	05/06/2011	05/06/2011	PNC BANK	0.02
1,200,000	1,200,000	Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)	708684TD7	0.31	05/06/2011	05/06/2011	PNC BANK	0.01
8,080,000	8,080,000	Pennsylvania (State of) Economic DFA (PA Treasury Dept Hospital -Meadville Medical Center); Series 2006 A3, VRD RB (LOC-PNC Bank, N.A.)	708693AC0	0.28	05/06/2011	05/06/2011	PNC BANK	0.03
5,100,000	5,100,000	Pennsylvania (State of) Hgh Ed Fac Auth (Assoc of Ind Colg&Univ of PA Fin Pro-Rosemont College);Series2004O,VRD RB(LOC-Wells Fargo Bk, N.A.)	70917NP24	0.26	05/06/2011	05/06/2011	WELLS FARGO	0.02
6,960,000	6,960,000	Pennsylvania (State of) Higher Educational Facilities Auth(Thomas Jefferson Univ); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	70917RNY7	0.24	05/06/2011	05/06/2011	JP MORGAN	0.03
2,950,000	2,950,000	Pennsylvania (State of) Higher EFA (Assoc Ind Colleges & Univ PA Fin-Moore College Art & Design);Ser 2000 F-1,VRD RB(LOC-PNC Bank, N.A.)	70917NGN8	0.28	05/06/2011	05/06/2011	PNC BANK	0.01
53,175,000	53,175,000	Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Bank of America, N.A.)	709223TA9	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.23
30,000,000	30,000,000	Pennsylvania (State of) Turnpike Commission; Series 2008 B-3, VRD RB (LOC-Bank of America, N.A.)	709223TC5	0.24	05/06/2011	05/06/2011	BANK OF AMERICA	0.13
9,965,000	9,965,000	Pennsylvania (State of) Turnpike Commission; Series 2008 B-6, VRD RB (LOC-Bank of America, N.A.)	709223TF8	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.04
22,690,000	22,690,000	Philadelphia (City of), Pennsylvania Authority for Ind Dev (Philadelphia Protestant Home); Series 2008, VRD RB (LOC-Bank of America, N.A.)	7178182W7	0.30	05/06/2011	05/06/2011	BANK OF AMERICA	0.10
4,500,000	4,500,000	Philadelphia (City of),Pennsylvania Auth for Ind Dev (Chestnut Hill College); Series 2007A, VRD Edu Fac RB (LOC-Wells Fargo Bank, N.A.)	71782AAA0	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.02
900,000	900,000	Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.)	724390AD1	0.27	05/02/2011	04/30/2011	JP MORGAN	0.00
23,310,000	23,310,000	Prince Georges (County of), Maryland (Collington Episcopal Life Care Community); Series 2006B, Ref.VRD RB (LOC-Bank of America, N.A.)	741724BJ6	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.10
3,600,000	3,600,000	Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.)	74752TAC5	0.26	05/06/2011	05/06/2011	PNC BANK	0.02
8,085,000	8,085,000	Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)	759836JE0	0.25	05/06/2011	05/06/2011	WELLS FARGO	0.03
3,950,000	3,950,000	Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	778542BQ2	0.26	05/06/2011	05/06/2011	FHLMC	0.02
20,000,000	20,000,000	San Antonio (City of), Texas Education Facilities Corp. (Univ of the Incarnate Word); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	796247AH7	0.32	05/06/2011	05/06/2011	JP MORGAN	0.09

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 20 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Variable Rate Demand Note

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
TAX-FREE VARIABLE RATE DEMAND NOTE								
3,075,000	3,075,000	Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.)	80330HDG7	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.01
4,370,000	4,370,000	Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC-U.S. Bank, N.A.)	81751MAA0	0.35	05/06/2011	05/06/2011	US BANK	0.02
2,800,000	2,800,000	Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA)	832809AH0	0.27	05/06/2011	05/06/2011	FNMA	0.01
6,630,000	6,630,000	Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC-Bank of America, N.A.)	83309ADV0	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
7,465,000	7,465,000	South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	83712EEV2	0.27	05/06/2011	05/06/2011	FNMA	0.03
34,640,000	34,640,000	South Carolina (State of) Jobs-Eco Dev Auth (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)	83703EGS8	0.25	05/06/2011	05/06/2011	WELLS FARGO	0.15
7,000,000	7,000,000	South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)	837031PL1	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.03
9,710,000	9,710,000	South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.)	837031PC1	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.04
6,502,000	6,502,000	South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville);Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)	837031PQ0	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.03
2,000,000	2,000,000	South Carolina (State of)Ed Fac Auth for Priv NonProfit Instns of Hgr Learning (Columbia College);Series2001,VRD RB(LOC-Bk of America, N.A.)	836896EL0	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.01
9,265,000	9,265,000	South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.)	83787RBH7	0.25	05/06/2011	05/06/2011	BANK OF AMERICA	0.04
14,070,000	14,070,000	St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC-Bank of America, N.A.)	78764YBE6	0.26	05/06/2011	05/06/2011	BANK OF AMERICA	0.06
9,700,000	9,700,000	St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	790103AB1	0.28	05/06/2011	05/06/2011	JP MORGAN	0.04
11,905,000	11,905,000	St. Joseph (City of), Missouri IDA (Heartland Regional Med Center);Series 2009A, VRD Health Fac RB (LOC-U.S. Bank, N.A.)	79075LAB3	0.24	05/06/2011	05/06/2011	US BANK	0.05
5,150,000	5,150,000	St. Louis (City of), Missouri IDA (Saint Louis Art Museum); Series 2009B, VRD Cultural Fac RB (LOC-U.S. Bank, N.A.)	85231UAA3	0.23	05/06/2011	05/06/2011	US BANK	0.02
4,970,000	4,970,000	St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	79130MUB2	0.26	05/06/2011	05/06/2011	FNMA	0.02
1,070,000	1,070,000	St. Paul (City of), Minnesota Port Authority; Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG)	79303MBB4	0.27	05/06/2011	05/06/2011	DEUTSCHE BANK	0.00
3,000,000	3,000,000	St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG)	79303MAY5	0.23	05/06/2011	05/06/2011	DEUTSCHE BANK	0.01
11,500,000	11,500,000	St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services);Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.)	793309HS7	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.05
1,530,000	1,530,000	Sumter (County of), Florida IDA (American Cement Company); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)	866531AA4	0.36	05/06/2011	05/06/2011	BANK OF AMERICA	0.01

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 21 of 25 Invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Variable Rate Demand Note

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
TAX-FREE VARIABLE RATE DEMAND NOTE								
20,225,000	20,225,000	Tarrant (County of), Texas Cultural Education Facilities Fin Corp(CHRISTUS Health);Series 2008C-4, Ref.VRD RB (LOC-Bank of America, N.A.)	87638TDF7	0.27	05/06/2011	05/06/2011	BANK OF AMERICA	0.09
11,500,000	11,500,000	Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC-Societe Generale)	592190JR4	0.27	05/06/2011	05/06/2011	SOCIETE GENERAL	0.05
6,845,000	6,845,000	Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC-Bank of America, N.A.)	88275ACK4	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.03
13,125,000	13,125,000	Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	88275ABY5	0.27	05/06/2011	05/06/2011	FHLMC	0.06
18,635,000	18,635,000	Texas (State of) Dept. of Housing & Community Affairs (NHP Foundation-Asmara Affordable Hsg, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	88275BHG6	0.22	05/06/2011	05/06/2011	FHLMC	0.08
5,000,000	5,000,000	University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	914353WA1	0.27	05/06/2011	05/06/2011	JP MORGAN	0.02
900,000	900,000	Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)	924166AR2	0.23	05/02/2011	04/30/2011	TD BANK NA	0.00
16,500,000	16,500,000	Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)	924166CK5	0.23	05/06/2011	05/06/2011	TD BANK NA	0.07
16,225,000	16,225,000	Virginia (State of) Small Business Financing Authority(Virginia Museum of Fine Arts Found);Series 2005,VRD RB (LOC-Wells Fargo Bank, N.A.)	928104JL3	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.07
32,500,000	32,500,000	Virginia(State of) Small Business Fin Auth (Hampton Roads Proton Beam Therapy Inst Hampton Univ);Series 2008A,VRD RB (LOC-PNC Bank, N.A.)	928104KQ0	0.25	05/06/2011	05/06/2011	PNC BANK	0.14
750,000	750,000	Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	928904GC9	0.27	05/06/2011	05/06/2011	FNMA	0.00
7,000,000	7,000,000	Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	934899AA3	0.27	05/06/2011	05/06/2011	JP MORGAN	0.03
4,500,000	4,500,000	Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.)	93515PAF4	0.27	05/06/2011	05/06/2011	US BANK	0.02
10,000,000	10,000,000	Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)	938115AA0	0.26	05/06/2011	05/06/2011	WELLS FARGO	0.04
20,200,000	20,200,000	Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.)	939781A42	0.24	05/06/2011	05/06/2011	US BANK	0.09
950,000	950,000	Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	93978PJT5	0.25	05/06/2011	05/06/2011	FNMA	0.00
8,300,000	8,300,000	Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	939782HR2	0.30	05/06/2011	05/06/2011	FHLMC	0.04
8,000,000	8,000,000	Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	93978PJR9	0.27	05/06/2011	05/06/2011	FHLMC	0.03
2,000,000	2,000,000	Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	93978RDZ3	0.26	05/06/2011	05/06/2011	FNMA	0.01
3,100,000	3,100,000	Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	93978PJU2	0.24	05/06/2011	05/06/2011	FNMA	0.01

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 22 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio
Short-Term Investments Trust

Portfolio Holdings
Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
TAX-FREE VARIABLE RATE DEMAND NOTE								
3,100,000	3,100,000	Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC-U.S. Bank, N.A.)	939783EC6	0.25	05/06/2011	05/06/2011	US BANK	0.01
2,575,000	2,575,000	Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.)	93978RAG8	0.29	05/06/2011	05/06/2011	US BANK	0.01
28,000,000	28,000,000	Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)	93978LEX0	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.12
13,775,000	13,775,000	Washington (State of) Housing Finance Commission (Rockwood Retirement Comm.); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)	939783NV4	0.25	05/06/2011	05/06/2011	WELLS FARGO	0.06
4,870,000	4,870,000	Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC-Bank of America, N.A.)	93978LCT1	0.25	05/06/2011	05/06/2011	BANK OF AMERICA	0.02
3,000,000	3,000,000	Washington (State of) Housing Finance Commission (YMCA of Greater Seattle); Series 2007, VRD Non-profit RB (LOC-Bank of America, N.A.)	93978LES1	0.25	05/06/2011	05/06/2011	BANK OF AMERICA	0.01
7,770,000	7,770,000	West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.)	95581PAA9	0.28	05/06/2011	05/06/2011	PNC BANK	0.03
7,715,000	7,715,000	Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal); Series 2005A, Ref.VRD RB (LOC-PNC Bank, N.A.)	961008PZ6	0.28	05/06/2011	05/06/2011	PNC BANK	0.03
15,000,000	15,000,000	Winder (City of) & Barrow (County of), Georgia Joint Dev Auth (Republic Services, Inc.);Series 2004,VRD RB (LOC-Wells Fargo Bank, N.A.)	97317RAB0	0.28	05/06/2011	05/06/2011	WELLS FARGO	0.06
44,700,000	44,700,000	Wisconsin (State of) Health & Educational Facilities Auth (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	97710BLW0	0.26	05/06/2011	05/06/2011	JP MORGAN	0.19
9,605,000	9,605,000	Wisconsin (State of) Health & Educational Facilities Auth(Goodwill Industries of Southeastern WI);Series 2009, VRD RB (LOC-U.S. Bank, N.A.)	97710BHG0	0.24	05/06/2011	05/06/2011	US BANK	0.04
33,265,000	33,265,000	Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	97710VZZ4	0.26	05/06/2011	05/06/2011	JP MORGAN	0.14
16,000,000	16,000,000	Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)	97710BRL8	0.24	05/06/2011	05/06/2011	US BANK	0.07
6,700,000	6,700,000	Wisconsin (State of) Health & EFA (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	97710V3U0	0.27	05/06/2011	05/06/2011	JP MORGAN	0.03
9,900,000	9,900,000	Wisconsin (State of) Health & EFA (Froedtert & Community Health, Inc. Oblig Grp); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)	97710BGN6	0.25	05/06/2011	05/06/2011	US BANK	0.04
10,700,000	10,700,000	Wisconsin (State of) Health & EFA (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A)	97710VT73	0.27	05/06/2011	05/06/2011	JP MORGAN	0.05
5,485,000	5,485,000	Wisconsin (State of) Health & EFA (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.)	97710BBJ0	0.28	05/02/2011	04/30/2011	US BANK	0.02
6,000,000	6,000,000	Wisconsin (State of) Health & EFA (ProHealth Care, Inc. Obligated Group);Series 2008A,VRD RB (LOC-U.S. Bank, N.A.)	97710BDH2	0.28	05/02/2011	04/30/2011	US BANK	0.03
19,300,000	19,300,000	Wisconsin (State of) Health & EFA (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	97710NSE2	0.27	05/06/2011	05/06/2011	JP MORGAN	0.08
3,632,702,000	**3,632,702,000**	**Tax-Free Variable Rate Demand Note**						**15.57**

VARIABLE RATE DEMAND NOTE

Continued...

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Page 23 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio
Variable Rate Demand Note								
VARIABLE RATE DEMAND NOTE								
1,010,000	1,010,000	A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)	60365AAA8	0.21	05/06/2011	05/06/2011	WELLS FARGO	0.00
3,400,000	3,400,000	Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)	04914MAA6	0.21	05/06/2011	05/06/2011	WELLS FARGO	0.01
8,285,000	8,285,000	Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC-Bank of America, N.A.)	059231TD2	0.20	05/06/2011	05/06/2011	BANK OF AMERICA	0.04
325,000	325,000	Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank N.A.)	082108AA9	0.27	05/06/2011	05/06/2011	JP MORGAN	0.00
15,000,000	15,000,000	Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC-Bank of America, N.A.)	161037XV3	0.25	05/06/2011	05/06/2011	BANK OF AMERICA	0.06
1,770,000	1,770,000	Derry (Township of), Pennsylvania Ind & Commercial Dev Auth (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)	25006MAA0	0.25	05/06/2011	05/06/2011	PNC BANK	0.01
5,410,000	5,410,000	Fredericksburg(City of),Virginia EDA (Student Hsng & Econ Dev-Eagle Village I);Series 2009B,VRD Taxable RB (LOC-Bank of America, N.A.)	355850AB4	0.29	05/06/2011	05/06/2011	BANK OF AMERICA	0.02
24,300,000	24,300,000	Gainesville (City of) & Hall (County of), Georgia Dev. Auth. (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland)	362748DA0	0.29	05/06/2011	05/06/2011	RABOBANK	0.10
11,500,000	11,500,000	Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)	57583RR64	0.23	05/06/2011	05/06/2011	TD BANK NA	0.05
408,000	408,000	Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.)	57586NDV0	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.00
44,000,000	44,000,000	Norfolk (City of), Virginia Redev & Housing Auth(Norfolk Housing, LLC-District at ODU);Series 2009,VRD Tax RB (LOC-Bank of America, N.A.)	655909BU2	0.28	05/06/2011	05/06/2011	BANK OF AMERICA	0.19
9,450,000	9,450,000	Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)	676292AE5	0.21	05/06/2011	05/06/2011	WELLS FARGO	0.04
345,000	345,000	Ogden (City of), Utah Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)	676292AF2	0.26	05/06/2011	05/06/2011	WELLS FARGO	0.00
3,140,000	3,140,000	Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank N.A.)	701744AB0	0.27	05/06/2011	05/06/2011	JP MORGAN	0.01
5,400,000	5,400,000	Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC-U.S. Bank, N.A.)	781871AA6	0.25	05/06/2011	05/06/2011	US BANK	0.02
4,800,000	4,800,000	St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG)	79303MAZ2	0.25	05/06/2011	05/06/2011	DEUTSCHE BANK	0.02
38,860,000	38,860,000	University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)	915215AA5	0.21	05/06/2011	05/06/2011	WELLS FARGO	0.17
1,380,000	1,380,000	Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.)	928104KV9	0.33	05/06/2011	05/06/2011	BANK OF AMERICA	0.01
178,783,000	**178,783,000**	**Variable Rate Demand Note**						**0.77**
3,811,485,000	**3,811,485,000**	**Variable Rate Demand Note Total**						**16.34**
23,330,165,583	**23,329,446,993**	**GRAND TOTAL**						**100.00**

Page 24 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

Invesco

Liquid Assets Portfolio

Short-Term Investments Trust

Portfolio Holdings

Data as of April 29, 2011

Quantity (Par)	Amortized Cost [1]	Security Description	CUSIP [2]	Security Yield [3]	Maturity/ Reset	Maturity Date [4]	Associated Issuer	% of Portfolio

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information about the Liquid Assets Portfolio, please contact our Cash Management Sales Desk at 800 659 1005, Option 2 or visit invesco.com/us.

All data provided by Invesco unless otherwise noted.

* Multi Credit Enhancement Providers (CEP) - 100% CEP rated minimum A-1/P-1/F-1 or comparable long term rating.

[#] Open security with one-day demand.

[1] Amortized Cost method of valuation means the method of calculating an investment company's net asset value where portfolio securities are valued at the fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than their value based on current market factors.

[2] CUSIPs may include other unique identifiers, such as the central index key (CIK).

[3] Past performance is no guarantee to future results. The security yield is not an indication of fund performance.

[4] Securities may include features including but not limited to a prerefunding, demand feature or put option.

Portfolio composition is subject to change. The list of portfolio holdings is as of the date shown and may not represent current or future portfolio composition. This portfolio data has not been audited or adjusted for certain financial statement reclassifications. An audit could potentially result in adjustments to this data. The following attributes, if applicable, are available upon request: Associated issuer, short-term ratings for S&P, Moody's, Fitch Ratings and the Dominion Bond Rating Service (DBRS®), long-term ratings for S&P, Moody's and Fitch Ratings, industry and exposure to underlying asset class.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

An investor should consider the investment objectives, risks, fees and expenses carefully before investing. Please read the prospectus or other offering documents carefully before investing. For this and more complete information, contact your financial advisor or visit invesco.com/fundprospectus.

Page 25 of 25 invesco.com/us CM-PH-LAP-E0430 05/11 Invesco Distributors, Inc.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

TOEWS FUNDS

Adviser	Toews Corporation Cornerstone Commerce Center 1201 New Road, Suite 111 Linwood, NJ 08221
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

Toews Hedged Emerging Markets Fund • 4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-877-558-6397

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 – $26,800

2010 – $12,500

2009 – N/A

(b)

Audit-Related Fees

2011 – None

2010 – None

2009 – N/A

(c)

Tax Fees

2011 – $5,200

2010 – $2,500

2009 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 – None

2010 – None

2009 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

2009

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 – $5,200

2010 – $2,500

2009 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/11/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/11/11